SEC File Nos.
                                                                  2-14728
                                                                  811-862
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                   FORM N-1A
                                            -

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 76  (X)

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No. 35           (X)


                        THE GROWTH FUND OF AMERICA, INC.
                       ----------------------------------
               (Exact name of registrant as specified in charter)

    P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (415) 421-9360


                                Patrick F. Quan
                                               -
                                    Secretary
                        The Growth Fund of America, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120

                     (Name and address of agent for service)

                                    Copy to:

                             Robert E. Carlson, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071


                  Approximate date of proposed public offering:

                   [X]     It is proposed that this filing will
                           become effective on November 1, 2002
                           pursuant to paragraph (b) of Rule
                           485.

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/




The Growth Fund
of America/(R)/














TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Fund
 7    Investment Objective, Strategies and Risks
10    Management and Organization
12    Shareholder Information
13    Choosing a Share Class
15    Purchase and Exchange of Shares
17    Sales Charges
19    Sales Charge Reductions and Waivers
21    Plans of Distribution
22    How to Sell Shares
23    Distributions and Taxes
24    Financial Highlights



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 November 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                        The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   7.40%
1993  14.50
1994   0.02
1995  29.80
1996  14.84
1997  26.86
1998  31.78
1999  45.70
2000   7.49
2001 -12.28
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                               27.17%  (quarter ended December 31, 1998)
LOWEST                               -20.61%  (quarter ended September 30, 2001)


The year-to-date result was -27.08% for the nine months ended September 30, 2002.



                                     2
The Growth Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table on the following page, the Investment Results Table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73/1/
 Before Taxes                       -17.31%     16.70%     14.78%      16.56%
 After Taxes on Distributions       -17.38%     14.34%     12.81%        N/A
 After Taxes on Distributions and   -10.54%     13.55%     12.07%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -17.26%       N/A        N/A      -11.24%
-------------------------------------------------------------------------------
 INDEXES///2/
 S&P 500/3/                         -11.83%     10.69%     12.91%      13.14%
 Consumer Price Index/4/              1.55%      2.18%      2.51%       4.92%




                                     3
                                        The Growth Fund of America / Prospectus

1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund's Class A shares.
2 Lifetime results are as of the date Capital Research and Management Company became investment adviser for the fund's Class A shares.
3 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



                                     4
The Growth Fund of America / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS E/1/   CLASS F/1/
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases
 (as a percentage of      5.75%/2/     none        none        none         none
 offering price)
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on reinvested     none        none        none        none         none
 dividends
------------------------------------------------------------------------------------
 Maximum deferred       none/3/      5.00%/4/    1.00%/5/      none         none
 sales charge
------------------------------------------------------------------------------------
 Redemption or
 exchange fees             none        none        none        none         none



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more.
3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                             CLASS A   CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 Management Fees              0.31%     0.31%     0.31%     0.31%
-------------------------------------------------------------------------------
 Distribution and/or          0.25%     1.00%     1.00%     0.25%
Service (12b-1) Fees/1/
-------------------------------------------------------------------------------
 Other Expenses               0.19%     0.21%     0.24%     0.21%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses            0.75%     1.52%     1.55%     0.77%
                              CLASS     CLASS     CLASS     CLASS      CLASS

                             529-A/2/  529-B/2/  529-C/2/  529-E/3/   529-F/3/
-------------------------------------------------------------------------------
 Management Fees              0.31%     0.31%     0.31%     0.31%      0.31%
-------------------------------------------------------------------------------
 Distribution and/or          0.25%     1.00%     1.00%     0.50%      0.25%
Service (12b-1) Fees/4/
-------------------------------------------------------------------------------
 Other Expenses/5/            0.30%     0.35%     0.33%     0.30%      0.30%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses            0.86%     1.66%     1.64%     1.11%      0.86%



1 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
2 Annualized.
3 Based on estimated amounts for the current fiscal year.
4 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
5 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.



                                     5
                                        The Growth Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                              ONE   THREE   FIVE     TEN
                                              YEAR  YEARS  YEARS    YEARS
---------------------------------------------------------------------------
 Class A/1/                                   $647  $801   $  968   $1,452
---------------------------------------------------------------------------
 Class B - assuming redemption/2/             $655  $880   $1,029   $1,604
---------------------------------------------------------------------------
 Class B - assuming no redemption             $155  $480   $  829   $1,604
---------------------------------------------------------------------------
 Class C - assuming redemption/3/             $258  $490   $  845   $1,845
---------------------------------------------------------------------------
 Class C - assuming no redemption             $158  $490   $  845   $1,845
---------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/      $ 79  $246   $  428   $  954
---------------------------------------------------------------------------
 Class 529-A/1/                               $658  $834   $1,024   $1,575
---------------------------------------------------------------------------
 Class 529-B - assuming redemption/2/         $669  $923   $1,102   $1,752
---------------------------------------------------------------------------
 Class 529-B - assuming no redemption         $169  $523   $  902   $1,752
---------------------------------------------------------------------------
 Class 529-C - assuming redemption/3/         $267  $517   $  892   $1,944
---------------------------------------------------------------------------
 Class 529-C - assuming no redemption         $167  $517   $  892   $1,944
---------------------------------------------------------------------------
 Class 529-E                                  $113  $353   $  612   $1,352
---------------------------------------------------------------------------
 Class 529-F - excludes intermediary fees/4/  $ 88  $274   $  477   $1,061


1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.



                                     6
The Growth Fund of America / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with growth of capital. It invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent good long-term investment opportunities. This can be accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and Canada, and not included in the Standard & Poor's 500 Composite Index. Investments outside the U.S. may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

The fund may invest up to 10% of its assets in lower-quality debt securities (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities decline when interest rates rise and increase when interest rates fall.



                                     7
                                        The Growth Fund of America / Prospectus

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 INVESTMENTS RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73/1/
 Before Taxes                       -12.28%     18.09%     15.46%      16.81%
 After Taxes on Distributions       -12.34%     15.70%     13.48%        N/A
 After Taxes on Distributions and    -7.48%     14.77%     12.70%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -12.91%       N/A        N/A       -9.48%
-------------------------------------------------------------------------------
 INDEXES/2/
 Lipper Capital Appreciation Fund   -15.92%      7.96%     10.42%      12.95%
 Index/3/
 Lipper Growth Fund Index/4/        -17.98%      8.52%     10.78%      12.05%
 Lipper Multi-Cap Growth Index/5/   -25.16%      8.13%     10.81%      13.10%
 Lipper Multi-Cap Core Index/6/     -10.76%      9.32%     11.71%      12.49%


1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund's Class A shares. 2 Lifetime results are as of the date Capital Research and Management Company became investment adviser for the fund's Class A shares.

3 The Lipper Capital Appreciation Fund Index is an equally weighted performance index that represents funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Lipper Growth Fund Index is an equally weighted performance index with 30 of the largest growth funds (representing about 50% of all growth fund assets). These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 The Lipper Multi-Cap Growth Index is an equally weighted performance index that represents funds in a variety of market capitalization ranges. Multi-cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 The Lipper Multi-Cap Core Index is an equally weighted performance index that represents funds which, by portfolio practice, invest in a variety of market capitalization ranges. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio when compared to the U.S. diversified multi-cap equity funds universe. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     8
The Growth Fund of America / Prospectus

[pie chart]
HOLDINGS BY INDUSTRY AS OF AUGUST 31, 2002
Media 8.96%
Pharmaceuticals 8.23
Insurance 7.44
Semiconductor Equipment & Products 6.92
Oil & Gas 5.67
Other Industries 49.21
Cash & Equivalents 13.57
[end chart]



 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2002
                                             PERCENT OF NET ASSETS
-------------------------------------------------------------------
 AOL Time Warner                                     3.36%
-------------------------------------------------------------------
 Lowe's Companies                                    2.94
--------------------------------------------
 Viacom                                              2.65
-------------------------------------------------------------------
 Berkshire Hathaway                                  2.48
-------------------------------------------------------------------
 American International Group                        2.41
-------------------------------------------------------------------
 Eli Lilly                                           2.36
-------------------------------------------------------------------
 Philip Morris Companies                             2.29
-------------------------------------------------------------------
 Forest Laboratories                                 1.70
-------------------------------------------------------------------
 Texas Instruments                                   1.31
-------------------------------------------------------------------
 Microsoft                                           1.28
-------------------------------------------------------------------





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     9
                                        The Growth Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Growth Fund of America are:

 PORTFOLIO COUNSELOR/ FUND TITLE (IF APPLICABLE)      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
                                                    EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                                           11 years             Senior Vice President and Director, Capital
 Senior Vice President                                (plus 16 years prior      Research and Management Company
                                                    experience as a research
                                                  professional for the fund)    Investment professional for 31 years, all with
                                                                                Capital Research and Management Company
                                                                                or affiliate
---------------------------------------------------------------------------------------------------------------------------------
 JAMES E. DRASDO                                            17 years            Senior Vice President, Capital Research and
 President, Principal Executive Officer and           (plus 9 years prior       Management Company
 Director                                           experience as a research
                                                   professional for the fund)   Investment professional for 31 years in total;
                                                                                25 years with Capital Research and
                                                                                Management Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
 MICHAEL T. KERR                                            4 years             Senior Vice President, Capital Research
 Vice President                                       (plus 4 years prior       Company
                                                   experience as a research
                                                  professional for the fund)    Investment professional for 19 years in total;
                                                                                17 years with Capital Research and
                                                                                Management Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                                           9 years             Senior Vice President, Capital Research and
 Senior Vice President                                (plus 6 years prior       Management Company
                                                    experience as a research
                                                  professional for the fund)    Investment professional for 17 years, all with
                                                                                Capital Research and Management Company
                                                                                or affiliate
---------------------------------------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG                                       14 years              President and Director, Capital Research and
 Chairman of the Board                                (plus 3 years prior       Management Company
                                                    experience as a research
                                                  professional for the fund)    Investment professional for 32 years, all with
                                                                                Capital Research and Management Company
                                                                                or affiliate
---------------------------------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                                       17 years             Chairman of the Board and Principal
                                                                                Executive Officer, Capital Research and
                                                                                Management Company

                                                                                Investment professional for 38 years, all with
                                                                                Capital Research and Management Company
                                                                                or affiliate
---------------------------------------------------------------------------------------------------------------------------------



                                     10
The Growth Fund of America / Prospectus

                                    The Growth Fund of America / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080





A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.



                                     12
The Growth Fund of America / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.



                                     13
                                        The Growth Fund of America / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none




                                     14
The Growth Fund of America / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.



                                     15
                                        The Growth Fund of America / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS

HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE
REJECTED.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American
Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.



                                     16
The Growth Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell



                                     17
                                        The Growth Fund of America / Prospectus

American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you might face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.



                                     18
The Growth Fund of America / Prospectus

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you must let your investment dealer or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. To have your Class A, B or C contingent deferred sales charge waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who esta blished the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days



                                     19
                                        The Growth Fund of America / Prospectus
 may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).



                                     20
The Growth Fund of America / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B, 529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     21
                                        The Growth Fund of America / Prospectus

How to Sell Shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

You will receive proceeds from a redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days).


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are



                                     22
The Growth Fund of America / Prospectus
genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
 Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.



                                     23
                                        The Growth Fund of America / Prospectus

                                     24
Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. As of August 31, 2002, there were no Class 529-F shares outstanding. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset     Net      on securities               Dividends
                                      value,    investment  (both realized  Total from  (from net   Distributions
                                     beginning    income         and        investment  investment      (from           Total
                                     of period    (loss)     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2002                  $23.20      $.04         $(4.62)       $(4.58)      $(.05)       $    -          $ (.05)
Year ended 8/31/2001                   35.91       .15          (8.62)        (8.47)       (.15)        (4.09)          (4.24)
Year ended 8/31/2000                   26.20       .18          12.77         12.95        (.04)        (3.20)          (3.24)
Year ended 8/31/1999                   17.95       .07          10.48         10.55        (.09)        (2.21)          (2.30)
Year ended 8/31/1998                   20.14       .10           (.10)            -        (.13)        (2.06)          (2.19)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2002                   22.98      (.13 )        (4.57)        (4.70)          -             -               -
Year ended 8/31/2001                   35.79      (.07 )        (8.56)        (8.63)       (.09)        (4.09)          (4.18)
Period from 3/15/2000 to 8/31/2000     32.44         -/3/        3.35          3.35           -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2002                   22.95      (.13 )        (4.56)        (4.69)          -             -               -
Period from 3/15/2001 to 8/31/2001     23.78      (.08 )         (.75)         (.83)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2002                   23.19       .03           4.61         (4.58)       (.08)            -            (.08)
Period from 3/15/2001 to 8/31/2001     23.92       .02           (.75)         (.73)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 8/31/2002     22.62       .01          (4.07)        (4.06)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/15/2002 to 8/31/2002    22.62      (.08 )        (4.06)        (4.14)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/15/2002 to 8/31/2002    22.62      (.08 )        (4.06)        (4.14)          -             -               -
CLASS 529-E:
 Period from 3/1/2002 to 8/31/2002     22.95      (.02 )        (4.38)        (4.40)          -             -               -



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to   income (loss)
                                     value, end of    Total       period      average net   to average net
                                        period      return/4/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2002                    $18.57      (19.80)%      $30,644        .75 %           .18%
Year ended 8/31/2001                     23.20      (25.28)        34,312        .71             .56
Year ended 8/31/2000                     35.91       53.51         40,671        .70             .58
Year ended 8/31/1999                     26.20       61.26         20,673        .70             .28
Year ended 8/31/1998                     17.95        (.24)        11,798        .70             .48
-----------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2002                     18.28      (20.45)         2,170       1.52            (.60)
Year ended 8/31/2001                     22.98      (25.83)         1,473       1.48            (.29)
Period from 3/15/2000 to 8/31/2000       35.79       10.33            424        .66            (.01)
-----------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2002                     18.26      (20.44)         1,370       1.55            (.63)
Period from 3/15/2001 to 8/31/2001       22.95       (3.49)           385        .80            (.34)
-----------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2002                     18.53      (19.83)         1,576        .77             .15
Period from 3/15/2001 to 8/31/2001       23.19       (3.05)           350        .38             .08
-----------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 8/31/2002       18.56      (17.95)           144        .86/5/          .07/5/
-----------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/15/2002 to 8/31/2002      18.48      (18.30)            39       1.66/5/         (.74)/5/
-----------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/15/2002 to 8/31/2002      18.48      (18.30)            45       1.64/5/         (.72)/5/
CLASS 529-E:
 Period from 3/1/2002 to 8/31/2002       18.55      (19.17)             6        .56            (.10)


The Growth Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2002         2001        2000        1999         1998
-------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        30%         36%         47%         46%          39%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Amount less than one cent.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.
                                        The Growth Fund of America / Prospectus

NOTES



                                     26
The Growth Fund of America / Prospectus

NOTES



                                     27
                                        The Growth Fund of America / Prospectus

 [logo - American Funds (sm)]
                                          The right choice for the long term/SM/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
           FOR COLLEGEAMERICA      American Funds Service Company
                                   800 /421-0180, ext. 529
                                   American FundsLine(R)
          FOR 24                   800/325-3590
          -HOUR INFORMATION        American FundsLine OnLine(R)
                                   www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California
94120.

[LOGO - recycled bug]





Printed on recycled paper                   Investment Company File No. 811-862
GFA-010-1102/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
Capital Guardian        Capital Bank and Trust

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/




The Growth Fund
of America/(R)/

Prospectus Addendum




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 November 1, 2002

Class R-5 shares of The Growth Fund of America are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Fund - pages 5-6

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                                none



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                                     CLASS R-5/1/
---------------------------------------------------------------------
 Management Fees                                        0.31%
---------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees        none
---------------------------------------------------------------------
 Other Expenses                                         0.14%
---------------------------------------------------------------------
 Total Annual Fund Operating Expenses                   0.45%


1 Based on estimated amounts for the current fiscal year.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                 ONE   THREE  FIVE     TEN
                                 YEAR  YEARS  YEARS   YEARS
------------------------------------------------------------
 Class R-5                       $46   $144   $252    $567
------------------------------------------------------------




Purchase and Exchange of Shares - pages 15-16

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales Charges - pages 17-18

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/ - pages 24-25

The financial highlights table is intended to help you understand the fund's results. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                  INCOME FROM INVESTMENT OPERATIONS            DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset              on securities               Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 8/31/2002   $22.40       $.03        $(3.85)       $(3.82)        -             -               -



                                                                Net assets,    Ratio of     Ratio of net
                                       Net asset                  end of      expenses to      income
                                     value, end of    Total       period      average net    to average
                                        period      return/2/  (in millions)    assets       net assets
---------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 8/31/2002     $18.58      (17.05)%        $95          .13%           .14%



                                           YEAR ENDED AUGUST 31
                           2002         2001        2000        1999         1998
-------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        30%         36%         47%         46%          39%
OF SHARES




1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Total returns exclude all sales charges, including contingent deferred sales charges.

                        THE GROWTH FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                November 1, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of The Growth Fund of America, Inc. (the "fund" or "GFA") dated November 1, 2002. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:


                        The Growth Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                 (415) 421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        8
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       32
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       36
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Shareholder Account Services and Privileges . . . . . . . . . . . .       40
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       43
General Information . . . . . . . . . . . . . . . . . . . . . . . .       43
Class A Share Investment Results and Related Statistics . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       47
Financial Statements





                      The Growth Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

..    The fund will invest at least 65% of its assets in securities of companies that appear to offer superior opportunities for growth of capital.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in straight debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's) and BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

..    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500 Composite Index.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


                      The Growth Fund of America - Page 2

DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


                      The Growth Fund of America - Page 3

INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities


                      The Growth Fund of America - Page 4
beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes. There is no current intent to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves


                      The Growth Fund of America - Page 5
correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1. Purchase the securities of any issuer, except the U.S. government or any subdivision thereof, if upon such purchase more than 5% of the value of its total assets would consist of securities of such issuer.

2. Purchase the securities of companies in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if thereafter 25% or more of the value of its total assets would consist of securities issued by companies in that industry.

3. Purchase more than 10% of the voting or non-voting securities of any one issuer.

4. Invest more than 15% of the value of its assets in securities that are illiquid.

5.   Purchase securities on margin.

6. Purchase or sell any real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7. Make loans to anyone (the purchase of a portion of an issue of bonds, debentures or other securities, whether or not on the original issue of such securities, is not to be considered the making of a loan).

8. Borrow more than an amount equal to 5% of the value of its total assets, determined immediately after the time of the borrowing, and then only from banks, as a temporary measure for extraordinary or emergency purposes.


                      The Growth Fund of America - Page 6

9. Invest in the securities of any issuer for the purpose of exercising control or management.

10.  Deal in commodities or commodity contracts.

11.  Act as underwriter of securities issued by other persons.

For purposes of Investment Restriction #4, the fund will not invest more than 15% of its net assets in illiquid securities. Furthermore, Investment Restriction #10 does not prevent the fund from engaging in transactions involving forward currency contracts.


NON-FUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval.


1. The fund does not currently intend to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.


                      The Growth Fund of America - Page 7

                             MANAGEMENT OF THE FUND


BOARD OF DIRECTORS AND OFFICERS

                                   YEAR FIRST                                       NUMBER OF BOARDS
                      POSITION       ELECTED                                         WITHIN THE FUND
                      WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2 /ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE        FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Guilford C.           Director       1998        Emeritus Professor of Finance,            2            PIMCO Funds
 Babcock                                          Marshall School of Business,
 Age: 71                                          University of Southern
                                                  California
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox         Director       1970        Managing General Partner, Fox             7            Crompton Corporation
 Age: 65                                          Investments LP; Professor and
                                                  Executive in Residence,
                                                  University
                                                  of California; former
                                                  President and
                                                  Chief Executive Officer,
                                                  Foster
                                                  Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones      Director       1993        Co-Founder, VentureThink LLC              6            None
 Age: 54                                          and
                                                  Versura Inc.; former
                                                  Treasurer, The
                                                  Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald      Director       1976        The IBJ Professor of Finance,             8            Plum Creek Timber Co.;
 Age: 65                                          Graduate School of Business,                           Scholastic Corporation;
                                                  Stanford University                                    iStar
                                                                                                         Financial, Inc.; Varian,
                                                                                                         Inc.;
                                                                                                         Capstone Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale         Director       1998        President, The Lovejoy                    5            None
 Age: 67                                          Consulting
                                                  Group, Inc. (a pro-bono
                                                  consulting
                                                  group advising non-profit
                                                  organizations)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs        Director       1989        President, Keck Graduate                  4            None
 Age: 67                                          Institute
                                                  of Applied Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf     Director       1985        Private investor; corporate               6            Crompton Corporation;
 Age: 68                                          director;                                              First
                                                  lecturer, Department of                                Energy Corporation;
                                                  Molecular                                              National
                                                  Biology, Princeton University                          Life Holding Co.
-----------------------------------------------------------------------------------------------------------------------------------




                      The Growth Fund of America - Page 8

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND           NUMBER OF BOARDS
                                       ELECTED               POSITIONS HELD             WITHIN THE FUND
                        POSITION      A DIRECTOR        WITH AFFILIATED ENTITIES      COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
                        WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER         DIRECTOR                  HELD
    NAME AND AGE          FUND      OF THE FUND/1/            OF THE FUND                   SERVES               BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 James E. Drasdo       President,        1992        Senior Vice President, Capital            2            None
 Age: 57               PEO and                       Research and Management
                       Director                      Company; Director, The Capital
                                                     Group Companies, Inc.*;
                                                     Director,
                                                     Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 James F.              Chairman          1997        President and Director,                   3            None
 Rothenberg            of the                        Capital
 Age: 56               Board                         Research and Management
                                                     Company; Director, American
                                                     Funds Distributors, Inc.*;
                                                     Director,
                                                     American Funds Service
                                                     Company*; Director, The
                                                     Capital
                                                     Group Companies, Inc.*;
                                                     Director,
                                                     Capital Guardian Trust
                                                     Company*;
                                                     Director, Capital Group
                                                     Research,
                                                     Inc.*; Director, Capital
                                                     Management
                                                     Services, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Senior Vice President          1992          Senior Vice President and Director, Capital Research and
 Age: 55                                                           Management Company; Chairman of the Board, The Capital
                                                                   Group Companies, Inc.*; Senior Vice President and Director,
                                                                   Capital Management Services, Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Senior Vice President          1994          Executive Vice President and Director, Capital Research and
 Jr.                                                               Management Company; Director, American Funds Distributors,
 Age: 53                                                           Inc.*; Director, The Capital Group Companies, Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal     Senior Vice President          1995          Senior Vice President, Capital Research and Management
 Age: 42                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Richard M.              Vice President              1992          Director, Capital Research and Management Company; Senior
 Beleson                                                           Vice President, Capital Research Company*
 Age: 48
---------------------------------------------------------------------------------------------------------------------------------
 Michael T. Kerr         Vice President              1998          Senior Vice President, Capital Research Company*
 Age: 43
---------------------------------------------------------------------------------------------------------------------------------
 Bradley J. Vogt         Vice President              1999          Executive Vice President and Research Director, Capital
 Age: 37                                                           Research Company*
---------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan            Secretary             1986 - 1998      Vice President - Fund Business Management Group, Capital
 Age: 44                                             2000          Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson          Treasurer                1998          Vice President - Fund Business Management Group, Capital
 Age: 34                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 David A.              Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
 Pritchett                                                         Research and Management Company
 Age: 36
---------------------------------------------------------------------------------------------------------------------------------




                      The Growth Fund of America - Page 9

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities
  (including the fund's principal underwriter).


                      The Growth Fund of America - Page 10

5 All of the officers listed, except Messrs. Beleson and Vogt, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                      The Growth Fund of America - Page 11

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Guilford C. Babcock            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones             $10,001 - $50,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Gail L. Neale                  Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                 Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf            Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 James E. Drasdo                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James F. Rothenberg            Over $100,000              Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc.
  retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital
  Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $21,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Guilford C. Babcock            $22,500                           $ 42,000
------------------------------------------------------------------------------------------
 Robert A. Fox                  $28,500/3/                        $178,800/3/
------------------------------------------------------------------------------------------
 Leonade D. Jones               $24,500/3/                        $148,800/3/
------------------------------------------------------------------------------------------
 John G. McDonald               $29,000/3/                        $260,300/3/
------------------------------------------------------------------------------------------
 Gail L. Neale                  $28,800                           $ 95,500
------------------------------------------------------------------------------------------
 Henry E. Riggs                 $27,000/3/                        $102,000/3/
------------------------------------------------------------------------------------------
 Patricia K. Woolf              $27,000/3/                        $145,800/3/
------------------------------------------------------------------------------------------



                      The Growth Fund of America - Page 12

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Robert A. Fox ($247,919), Leonade D. Jones ($77,360), John G. McDonald ($241,902), Henry E.
  Riggs ($244,673) and Patricia K. Woolf ($11,663). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of October 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1958 and reorganized as a Maryland corporation on September 22, 1983. All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the stockholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                      The Growth Fund of America - Page 13

The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, including the right to vote any proxies relating to fund shares. As legal owner of fund shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Guilford C. Babcock, Robert A. Fox, Leonade D. Jones and John G. McDonald, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Guilford C. Babcock, Robert A. Fox, Leonade

D. Jones, John G. McDonald, Gail L. Neale, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The fund has a Nominating Committee comprised of Guilford C. Babcock, Robert A. Fox, Leonade D. Jones, Gail L. Neale and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically


                      The Growth Fund of America - Page 14
reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2002 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, John G. McDonald, Gail L. Neale, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until August 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


                      The Growth Fund of America - Page 15

In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds.


In reviewing the quality of the services provided to the fund, the Committee noted, among other things, that while the fund's net asset value had declined during the first quarter of 2002 and the fund's results for 2001 were favorable in relation to certain peer groups but not others, the fund's results did compare favorably to all relevant peer groups for the five and ten-year periods ended March 31, 2002. The Committee also considered the overall high quality and depth of the Investment Adviser's organization in general and of the individuals providing portfolio research and management services to the fund. In addition, the Committee noted the Investment Adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees as a percentage of its average net assets had declined consistently since 1992, and that such fees for 2001 compared favorably to the fund's peer group. While observing that the fund's total expenses for 2001 (as a percentage of average net assets) compared favorably to the relevant peer group, the Committee did note a general growth trend in transfer agency expenses due in large part to an increase in the number of shareholder transactions.


Based on their review, the Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                      The Growth Fund of America - Page 16

The Agreement provides for monthly fees, accrued daily, based on the following rates and net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.500%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.400                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.370                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.350                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.330                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.315                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.300                 13,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.290                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.285                 27,000,000,000             34,000,000,000
------------------------------------------------------------------------------
         0.281                 34,000,000,000             44,000,000,000
------------------------------------------------------------------------------
         0.278                 44,000,000,000             55,000,000,000
------------------------------------------------------------------------------
         0.276                 55,000,000,000
------------------------------------------------------------------------------


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $119,116,000, $117,924,000 and $97,125,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until August 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
 The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to


                      The Growth Fund of America - Page 17
the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the fiscal period ended 2002, administrative services fees paid by the fund were:


                                       ADMINISTRATIVE SERVICES FEE
-------------------------------------------------------------------------------
         CLASS C                                $1,972,000
-------------------------------------------------------------------------------
         CLASS F                                 1,965,000
-------------------------------------------------------------------------------
       CLASS 529-A                              $   76,000
-------------------------------------------------------------------------------
       CLASS 529-B                              $   26,000
-------------------------------------------------------------------------------
       CLASS 529-C                              $   28,000
-------------------------------------------------------------------------------
       CLASS 529-E                              $    2,000
-------------------------------------------------------------------------------
       CLASS 529-F           As of August 31, 2002, there were no Class 529-F
                                            shares outstanding.
-------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees


                      The Growth Fund of America - Page 18
paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                           FISCAL YEAR/PERIOD       REVENUE          COMPENSATION

                                                               OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2002            $28,055,000        $138,223,000
                                                  2001             28,667,000         140,444,000
                                                  2000             23,877,000         115,665,000
                 CLASS B                          2002             11,390,000          58,010,000
                                                  2001              9,511,000          53,332,000
                                                  2000              2,387,000          15,388,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2002                908,000           4,479,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2002                235,000           1,827,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has


                      The Growth Fund of America - Page 19
approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of its average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of its average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of its average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of its average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of its average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of August 31, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $13,442,000.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


                      The Growth Fund of America - Page 20

During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                12B-1 EXPENSES                    12B-1 LIABILITY
                                    ACCRUED                         OUTSTANDING
------------------------------------------------------------------------------------------
       CLASS A                    $85,825,000                       $13,121,000
------------------------------------------------------------------------------------------
       CLASS B                     19,603,000                         2,159,000
------------------------------------------------------------------------------------------
       CLASS C                      9,625,000                         1,382,000
------------------------------------------------------------------------------------------
       CLASS F                      2,611,000                           318,000
------------------------------------------------------------------------------------------
     CLASS 529-A                      110,000                             8,000
------------------------------------------------------------------------------------------
     CLASS 529-B                      117,000                            31,000
------------------------------------------------------------------------------------------
     CLASS 529-C                      134,000                            36,000
------------------------------------------------------------------------------------------
     CLASS 529-E                        6,000                             2,000
------------------------------------------------------------------------------------------
     CLASS 529-F         As of August 31, 2002, there were no 529-F shares outstanding.
------------------------------------------------------------------------------------------


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not


                      The Growth Fund of America - Page 21
more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and


                      The Growth Fund of America - Page 22
     the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of


                      The Growth Fund of America - Page 23
     any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying


                      The Growth Fund of America - Page 24
shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                      The Growth Fund of America - Page 25

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------





                      The Growth Fund of America - Page 26

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                      The Growth Fund of America - Page 27

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                      The Growth Fund of America - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)


                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more . . . . . . . .                                   none       none      see below
--------------------------------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working


                      The Growth Fund of America - Page 29
hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and


                      The Growth Fund of America - Page 30

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at


                      The Growth Fund of America - Page 31
net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class

529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference


                      The Growth Fund of America - Page 32
     between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;


                      The Growth Fund of America - Page 33

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts will be aggregated at the account owner level.
          Class
          529-E accounts may only be aggregated with an eligible employer plan.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When


                      The Growth Fund of America - Page 34
     determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividend and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividend and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that elim-


                      The Growth Fund of America - Page 35
inates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: 1) Class A shares at net asset value; 2) Class A shares subject to the applicable initial sales charge; 3) Class B shares; 4) Class C shares; or 5) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined


                      The Growth Fund of America - Page 36
as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the methodologies used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security and size of the holding, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include


                      The Growth Fund of America - Page 37
earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     --Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     --Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.


                      The Growth Fund of America - Page 38

     -- You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     --Redemptions by telephone, fax or the Internet (including American
          FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --    Checks must be made payable to the registered shareholder(s).

     -- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     --You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -- You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the


                      The Growth Fund of America - Page 39
money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividend and capital gain distributions paid by the 529 share classes will automatically be reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,


                      The Growth Fund of America - Page 40

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


                      The Growth Fund of America - Page 41

Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permits payment of the redemption price wholly or partly in securities or other property included


                      The Growth Fund of America - Page 42
in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2002, 2001 and 2000, amounted to $53,903,000, $41,952,000 and $25,521,000, respectively. For the fiscal year 2001, the increase in dealer concessions and brokerage commissions is due to the fund's participation in underwritings and increased trading volume. Trading volume also increased in fiscal year 2002, contributing to higher brokerage commissions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service
Company was paid a fee of $51,578,000 for Class A shares and $3,390,000 for Class B shares for the 2002 fiscal year.


                      The Growth Fund of America - Page 43

INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, including Directors who are not interested persons (as defined under the 1940
Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliates. The selection of the fund's "independent legal counsel" will be determined annually by the independent Directors of the fund as prescribed by the 1940 Act.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                      The Growth Fund of America - Page 44

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $18.57
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $19.70


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 0.29% based on a 30-day (or one month) period ended August 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended August 31, 2002 were -24.43%, 6.88% and 12.45%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended August 31, 2002 were -19.80%, 8.15% and 13.12%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


                      The Growth Fund of America - Page 45

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                      The Growth Fund of America - Page 46

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                      The Growth Fund of America - Page 47

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."


                      The Growth Fund of America - Page 48

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                      The Growth Fund of America - Page 49


The Growth Fund of America, Inc.
Investment portfolio, August 31, 2002





                                                          Percent
                                                           of net
Industry diversification                                   assets
-------------------------------------------------------  -----------

Media                                                          8.96 %
Pharmaceuticals                                                8.23
Insurance                                                      7.44
Semiconductor Equipment & Products                             6.92
Oil & Gas                                                      5.67
Other industries                                              49.21
Cash & equivalents                                            13.57


The Growth Fund of America, Inc.
Investment portfolio, August 31, 2002

-----------------------------------------------------------------------

                                                         Percent of
Largest equity holdings                                Net Assets (%)
-----------------------------------------------------------------------
                                                       ----------------
AOL Time Warner                                             3.37
Lowe's                                                      2.94
Viacom                                                      2.65
Berkshire Hathaway                                          2.48
American International Group                                2.41
Eli Lilly                                                   2.36
Philip Morris                                               2.29
Forest Laboratories                                         1.70
Texas Instruments                                           1.31
Microsoft                                                   1.29
-----------------------------------------------------------------------




The Growth Fund of America
Investment portfolio, August 31, 2002



                                                                                            Shares               Market
                                                                                      or principal                value
Equity securities (common and preferred stocks and convertible debentures)                 amount                 (000)

MEDIA  -  8.96%
AOL Time Warner Inc.  (1)                                                               96,056,000           $1,215,108
Viacom Inc., Class B, nonvoting  (1)                                                    21,589,400              878,689
Viacom Inc., Class A  (1)                                                                1,879,400               76,492
Comcast Corp., Class A, special stock, nonvoting  (1)                                   14,600,000              347,918
News Corp. Ltd. (ADR) (Australia)                                                        6,650,000              142,975
News Corp. Ltd., preferred (ADR)                                                         6,755,399              123,624
Fox Entertainment Group, Inc., Class A  (1)                                              8,720,000              194,718
Clear Channel Communications, Inc.  (1)                                                  5,200,000              177,736
TMP Worldwide Inc.  (1)                                                                  5,300,000               57,876
Univision Communications Inc., Class A  (1)                                                600,000               13,980
Cablevision Systems Corp. - New York Group, Class A  (1)                                   525,000                5,003
United Pan-Europe Communications NV, Class A (Netherlands) (1)                           7,475,000                  660
Adelphia Communications Corp., Class A  (1) (2)                                          8,177,100                   82


PHARMACEUTICALS  -  8.23%
Eli Lilly and Co.                                                                       14,704,400              853,591
Forest Laboratories, Inc.  (1)                                                           8,405,000              613,565
AstraZeneca PLC (Sweden)                                                                 7,890,000              226,328
AstraZeneca PLC (United Kingdom)                                                         3,250,000               91,647
AstraZeneca PLC (ADR)                                                                    2,705,000               78,851
Sanofi-Synthelabo (France)                                                               3,480,000              208,716
Pharmacia Corp.                                                                          4,448,643              194,406
Novartis AG (Switzerland)                                                                3,775,000              153,316
Novartis AG (ADR)                                                                        1,012,643               40,961
Allergan, Inc.                                                                           2,370,000              139,166
Johnson & Johnson                                                                        2,000,000              108,620
Andrx Group  (1)                                                                         2,720,000               66,994
Wyeth (formerly American Home Products Corp.)                                            1,325,000               56,710
King Pharmaceuticals, Inc.  (1)                                                          2,000,000               42,620
Scios Inc.  (1)                                                                          1,500,000               36,090
Elan Corp., PLC (ADR) (Ireland) (1)                                                     11,580,700               34,626
Pfizer Inc                                                                                 400,000               13,232
Sepracor Inc.  (1)                                                                       1,700,000                9,469
Guilford Pharmaceuticals, Inc.  (1)                                                        332,200                1,306


INSURANCE  -  7.44%
Berkshire Hathaway Inc., Class A  (1)                                                       12,250              894,250
American International Group, Inc.                                                      13,840,000              869,152
XL Capital Ltd., Class A                                                                 4,785,000              352,224
Progressive Corp.                                                                        4,700,000              252,625
Manulife Financial Corp. (Canada)                                                        6,500,000              150,215
Aon Corp.                                                                                3,641,900               71,964
Protective Life Corp.                                                                    1,500,000               49,275
Marsh & McLennan Companies, Inc.                                                           962,200               46,811


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  6.92%
Texas Instruments Inc.                                                                  23,977,800              472,363
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                               282,700,000              413,202
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (1)                                      825,000                6,740
Applied Materials, Inc.  (1)                                                            16,500,000              220,440
KLA-Tencor Corp.  (1)                                                                    5,695,000              187,195
Analog Devices, Inc.  (1)                                                                7,431,666              179,103
Maxim Integrated Products, Inc.  (1)                                                     5,380,000              170,062
Linear Technology Corp.                                                                  6,040,000              158,369
Xilinx, Inc.  (1)                                                                        7,625,000              147,315
Altera Corp.  (1)                                                                       10,990,000              117,703
Samsung Electronics Co., Ltd. (South Korea)                                                407,000              113,027
Cypress Semiconductor Corp.  (1)                                                         6,150,000               64,760
Applied Micro Circuits Corp.  (1)                                                       14,500,000               55,825
LSI Logic Corp.  (1)                                                                     7,000,000               51,310
National Semiconductor Corp.  (1)                                                        2,800,000               44,772
PMC-Sierra, Inc.  (1)                                                                    5,300,000               37,100
Agere Systems Inc., Class A  (1)                                                        22,166,247               35,244
Teradyne, Inc. (1)                                                                       1,800,000               22,770


OIL & GAS  -  5.67%
LUKoil Holding (ADR) (Russia)                                                            3,750,000              238,688
Suncor Energy Inc. (Canada)                                                             13,151,582              237,669
Apache Corp.                                                                             3,600,000              198,216
EOG Resources, Inc.                                                                      5,050,000              175,942
BG Group PLC (United Kingdom)                                                           37,200,000              155,163
Ocean Energy, Inc.                                                                       7,140,800              149,671
Nexen Inc. (Canada)                                                                      5,643,100              142,554
Norsk Hydro AS (ADR) (Norway)                                                            3,036,000              129,030
Shell Canada Ltd. (Canada)                                                               2,980,000               95,176
Noble Energy, Inc.                                                                       2,850,800               95,074
Pogo Producing Co.                                                                       2,644,400               86,869
Petro-Canada (Canada)                                                                    2,650,000               78,358
Imperial Oil Ltd. (Canada)                                                               2,522,651               71,354
Surgutneftegas (ADR) (Russia)                                                            3,677,600               63,622
Canadian Natural Resources, Ltd. (Canada)                                                1,600,000               53,104
Devon Energy Corp.                                                                         833,100               39,156
Murphy Oil Corp.                                                                           439,000               37,600


SPECIALTY RETAIL  -  5.55%
Lowe's Companies, Inc.                                                                  25,663,200            1,061,943
Limited Brands, Inc. (formerly Limited Inc.)                                            17,500,000              267,575
Office Depot, Inc.  (1)                                                                 14,031,900              181,292
Michaels Stores, Inc.  (1)                                                               3,200,000              148,768
Staples, Inc.  (1)                                                                       9,500,000              132,050
CDW Computer Centers, Inc.  (1)                                                          1,750,000               75,110
Payless ShoeSource, Inc.  (1)                                                            1,100,000               58,190
United Rentals, Inc.  (1)                                                                3,000,000               46,350
Circuit City Stores, Inc. - Circuit City Group                                           2,300,000               32,062


SOFTWARE  -  3.20%
Microsoft Corp.  (1)                                                                     9,450,000              463,806
Oracle Corp.  (1)                                                                       27,325,000              262,047
Cadence Design Systems, Inc.  (1)                                                       12,400,000              167,028
PeopleSoft, Inc.  (1)                                                                    5,900,000               94,872
Intuit Inc.  (1)                                                                         1,650,000               73,639
National Instruments Corp.  (1)                                                          1,500,000               42,525
Novell, Inc.  (1)                                                                        9,700,000               25,220
Macromedia, Inc.  (1)                                                                    1,700,000               11,628
BEA Systems, Inc.  (1)                                                                   1,600,000                9,776
BMC Software, Inc.  (1)                                                                    300,000                4,170


WIRELESS TELECOMMUNICATION SERVICES  -  2.75%
AT&T Wireless Services, Inc.  (1)                                                       64,800,000              320,112
Nextel Communications, Inc., Class A  (1)                                               28,400,000              216,124
Nextel Communications, Inc., Series D, 13.00% exchangeable preferred 2009  (1)  (           69,094               44,220
Nextel Communications, Inc. 5.25% convertible senior notes 2010                         48,000,000               30,720
KDDI Corp. (Japan)                                                                          45,000              129,720
NTT DoCoMo, Inc. (Japan)                                                                    45,000               95,583
Sprint Corp. - PCS Group, Series 1  (1)                                                 22,000,000               87,120
Vodafone Group PLC (ADR) (United Kingdom)                                                2,200,000               35,178
Vodafone Group PLC                                                                      16,290,000               26,094
Crown Castle International Corp.  (1)                                                    3,100,000                7,130


TOBACCO  -  2.51%
Philip Morris Companies Inc.                                                            16,560,000              828,000
Gallaher Group PLC (United Kingdom)                                                      3,803,600               38,853
R.J. Reynolds Tobacco Holdings, Inc.                                                       641,666               37,756


DIVERSIFIED FINANCIALS  -  2.48%
Fannie Mae                                                                               5,023,200              380,658
Capital One Financial Corp.                                                              7,000,000              249,690
CIT Group Inc.  (1)                                                                      5,000,000              108,750
SLM Corp. (formerly USA Education Inc.)                                                  1,000,000               91,650
Household International, Inc.                                                            1,800,000               64,998


COMMERCIAL SERVICES & SUPPLIES  -  2.44%
Sabre Holdings Corp., Class A  (1)                                                       5,561,911              149,671
Paychex, Inc.                                                                            5,400,000              126,360
Automatic Data Processing, Inc.                                                          3,222,800              121,725
Waste Management, Inc.                                                                   3,150,000               80,105
Robert Half International Inc.  (1)                                                      4,610,000               79,845
Ceridian Corp.  (1)                                                                      4,740,900               76,186
Allied Waste Industries, Inc.  (1)                                                       8,000,000               69,680
Concord EFS, Inc.  (1)                                                                   3,000,000               61,231
Cendant Corp.  (1)                                                                       3,000,000               42,930
MPS Group, Inc.  (1)                                                                     4,850,000               25,947
Avery Dennison Corp.                                                                       400,000               25,248
ServiceMaster Co.                                                                        2,000,000               22,240


HEALTH CARE PROVIDERS & SERVICES  -  2.21%
HCA Inc.                                                                                 7,000,000              325,850
Cardinal Health, Inc.                                                                    3,734,300              242,132
Lincare Holdings Inc.  (1)                                                               2,575,000               82,529
Universal Health Services, Inc., Class B  (1)                                            1,400,000               64,008
Anthem, Inc.  (1)                                                                          752,400               47,484
WellPoint Health Networks Inc.  (1)                                                        490,200               36,456


HOTELS, RESTAURANTS & LEISURE  -  1.96%
Starbucks Corp.  (1)                                                                    18,700,000              375,870
Carnival Corp.                                                                           7,300,000              178,631
Mandalay Resort Group  (1)                                                               2,450,000               73,745
Fairmont Hotels & Resorts Inc. (Canada)                                                  1,825,000               44,074
MGM Mirage, Inc.   (1)                                                                   1,000,000               35,490


AEROSPACE & DEFENSE  -  1.93%
Lockheed Martin Corp.                                                                    3,550,000              224,786
Northrop Grumman Corp.                                                                   1,500,000              184,200
General Dynamics Corp.                                                                   2,150,000              169,076
Bombardier Inc., Class B (Canada)                                                       27,985,700              120,372


INDUSTRIAL CONGLOMERATES  -  1.82%
Tyco International Ltd.                                                                 23,925,000              375,383
General Electric Co.                                                                     9,290,000              280,094


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.76%
AT&T Corp.                                                                              32,825,000              401,121
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                    5,300,000              157,039
Sprint Corp. - FON Group, Series 1                                                       5,000,000               58,000
KT Corp. (ADR) (South Korea)                                                               450,000               10,219
Broadview Networks Holdings, Inc., Series E, convertible preferred  (1) (2) (4)          1,588,972                5,101
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012  (1) (2) (4)            730,928                2,339
Telewest Communications PLC (United Kingdom) (1)                                        50,000,000                1,068
NTL Inc.  (1)                                                                           11,000,000                  198


AIRLINES  -  1.60%
Southwest Airlines Co.                                                                  27,987,477              397,702
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                 4,447,500              145,478
Continental Airlines, Inc., Class B  (1)                                                 3,170,000               32,239
SkyWest, Inc.                                                                              269,600                4,202


BEVERAGES  -  1.54%
Coca-Cola Co.                                                                            4,930,000              251,430
Anheuser-Busch Companies, Inc.                                                           2,920,000              155,227
PepsiCo, Inc.                                                                            2,250,000               88,987
Adolph Coors Co., Class B                                                                1,010,000               60,651


BIOTECHNOLOGY  -  1.51%
Genentech, Inc.  (1)                                                                     6,000,000              196,740
Amgen Inc.  (1)                                                                          2,100,000               94,563
Gilead Sciences, Inc.  (1)                                                               2,150,000               68,972
Amylin Pharmaceuticals, Inc.  (1)                                                        3,935,500               47,478
IDEXX Laboratories, Inc.  (1)                                                            1,550,000               45,089
Affymetrix, Inc.  (1)  (4)                                                               2,000,000               36,020
OSI Pharmaceuticals, Inc.  (1)                                                           1,500,000               23,520
ICOS Corp.  (1)                                                                            725,000               17,603
Cell Therapeutics, Inc.  (1)                                                             1,445,000                7,586
ILEX Oncology, Inc.  (1)                                                                 1,085,800                6,450


ENERGY EQUIPMENT & SERVICES  -  1.45%
Schlumberger Ltd.                                                                        5,880,000              254,075
Baker Hughes Inc.                                                                        4,900,000              134,750
Halliburton Co.                                                                          5,000,000               76,000
BJ Services Co.  (1)                                                                     1,600,000               48,800
Nabors Industries Ltd. (formerly Nabors Industries, Inc.)  (1)                             325,000               10,731


INTERNET & CATALOG RETAIL  -  1.43%
USA Interactive (formerly USA Networks, Inc.)  (1)                                      17,550,000              375,921
eBay Inc.  (1)                                                                           2,497,300              141,322


COMPUTERS & PERIPHERALS  -  1.20%
International Business Machines Corp.                                                    2,000,000              150,760
Lexmark International, Inc., Class A  (1)                                                2,000,000               94,400
Fujitsu Ltd. (Japan)                                                                    14,400,000               77,680
Sun Microsystems, Inc.  (1)                                                             17,300,000               63,837
Dell Computer Corp.  (1)                                                                 1,763,600               46,947


COMMUNICATIONS EQUIPMENT  -  1.11%
Cisco Systems, Inc.  (1)                                                                14,380,000              198,732
Nokia Corp. (ADR) (Finland)                                                             12,800,000              170,112
Motorola, Inc.                                                                           1,276,500               15,318
Corning Inc.  (1)                                                                        6,072,400               12,145
Nortel Networks Corp. (Canada) (1)                                                       3,800,000                3,990
Nexsi Systems Corp., Series C, convertible preferred  (1) (2) (4)                        1,439,084                   14


BANKS  -  1.10%
Bank of New York Co., Inc.                                                               9,075,000              318,986
Mizuho Holdings, Inc. (Japan)                                                               32,000               68,510
Kookmin Bank (South Korea)                                                                 175,000                8,252


MULTILINE RETAIL  -  1.01%
Target Corp.                                                                            10,719,100              366,593
Wal-Mart de Mexico, SA de CV, Series V                                                     512,700                1,380
Wal-Mart de Mexico, SA de CV, Series C                                                       5,788                   14


AIR FREIGHT & LOGISTICS  -  0.88%
FedEx Corp.                                                                              4,700,000              222,545
United Parcel Service, Inc., Class B                                                     1,503,300               96,076


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.74%
Flextronics International Ltd. (Singapore) (1)                                           9,923,600               93,976
Hirose Electric Co., Ltd. (Japan)                                                          840,000               63,722
Solectron Corp.  (1)                                                                     9,884,000               36,768
Jabil Circuit, Inc.  (1)                                                                 1,920,000               35,923
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                            4,600,000               17,516
Celestica Inc. (Canada) (1)                                                                550,000               12,634
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                          130,000                6,272


INTERNET SOFTWARE & SERVICES  -  0.62%
Yahoo! Inc.  (1)                                                                        10,500,000              108,045
VeriSign, Inc.  (1)                                                                     10,903,200               78,285
PayPal, Inc.  (1)                                                                        1,350,000               29,457
ProAct Technologies Corp., Series C, convertible preferred  (1) (2) (4)                  6,500,000                4,298
Homestore, Inc. (formerly Homestore.com, Inc.)  (1)                                      4,100,000                2,378


FOOD PRODUCTS  -  0.56%
Unilever NV (New York registered) (Netherlands)                                          1,700,000              100,589
Kerry Group PLC, Class A (Ireland)                                                       5,500,000               82,858
General Mills, Inc.                                                                        425,000               17,888


FOOD & DRUG RETAILING  -  0.53%
Walgreen Co.                                                                             5,100,000              177,225
Whole Foods Market, Inc.  (1)                                                              300,000               13,398


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.51%
Applera Corp. - Applied Biosystems Group                                                 7,000,000              138,670
Applera Corp. - Celera Genomics Group  (1)                                                 528,800                4,997
Becton, Dickinson and Co.                                                                1,000,000               30,530
Guidant Corp.  (1)                                                                         300,000               11,040


METALS & MINING  -  0.50%
Rio Tinto PLC (United Kingdom)                                                           4,000,000               70,204
BHP Billiton Ltd. (Australia)                                                           12,266,661               61,484
Arch Coal, Inc.                                                                          2,600,000               47,580


CHEMICALS  -  0.41%
Monsanto Co.                                                                             3,769,142               69,239
Dow Chemical Co.                                                                         1,986,500               60,032
Millennium Chemicals Inc.                                                                1,425,000               18,953


ROAD & RAIL  -  0.31%
Burlington Northern Santa Fe Corp.                                                       3,950,000              113,602


OTHER INDUSTRIES -  1.12%
El Paso Corp.                                                                            5,150,000               87,087
Deere & Co.                                                                              1,525,000               70,028
Sony Corp. (Japan)                                                                       1,600,000               69,724
Questar Corp.                                                                            2,475,000               61,726
Sealed Air Corp.  (1)                                                                    3,130,000               48,484
Estee Lauder Companies Inc., Class A                                                     1,200,000               35,940
Edison International  (1)                                                                2,548,100               30,526
Polo Ralph Lauren Corp., Class A  (1)                                                      300,000                6,498


Miscellaneous  -  2.10%
Other equity securities in initial period of acquisition                                                        761,226

Total equity securities (cost: $35,457,684,000)                                                              31,079,606


                                                                                         Principal               Market
                                                                                            amount                value
Fixed-income                                                                                 (000)                (000)
MEDIA -  0.37%
AOL Time Warner Inc.:
!5.625% 2005                                                                                $4,360               $4,077
!6.125% 2006                                                                                15,000               14,107
!6.75% 2011                                                                                 56,500               51,377
!6.875% 2012                                                                                40,750               36,713
Time Warner Companies, Inc. 9.125% 2013                                                     26,720               25,905

Total fixed-income (cost: $118,783,000)                                                                         132,179


                                                                                         Principal               Market
                                                                                            amount                value
Short-term securities                                                                        (000)                (000)

Federal agency discount notes  -  7.56%
Fannie Mae 1.625%-2.115% due 9/3/2002-1/15/2003                                         $1,274,857           $1,272,095
Freddie Mac 1.63%-2.03% due 9/5-11/27/2002                                                 798,858              797,232
Federal Home Loan Banks 1.62%-1.79% due 9/13-12/20/2002                                    572,999              571,477
Sallie Mae 1.711% due 12/19/2002 (5)                                                        50,000               50,000
Tennessee Valley Authority 1.63%-1.65% due 9/20-10/10/2002                                  38,400               38,342
                                                                                                 0
Corporate short-term notes  -  4.87%                                                             0
Procter & Gamble Co. 1.72%-1.74% due 9/24-10/21/2002 (4)                                   111,100              110,917
Corporate Asset Funding Co. Inc. 1.74%-1.80% due 9/6-9/23/2002 (4)                         105,000              104,940
Gannett Co. 1.72%-1.75% due 9/10-9/18/2002 (4)                                             100,000               99,940
American Express Credit Corp. 1.70%-1.75% due 9/10-10/22/2002                              100,000               99,851
Pfizer Inc 1.69%-1.71% due 9/25-10/4/2002 (4)                                              100,000               99,848
Abbott Laboratories 1.67%-1.70% due 9/25-10/25/2002 (4)                                    100,000               99,816
Wells Fargo & Co. 1.70%-1.72% due 9/19-10/18/2002                                          100,000               99,795
Wal-Mart Stores, Inc. 1.73% due 9/16-9/24/2002 (4)                                          90,000               89,914
ChevronTexaco Corp. 1.75% due 9/23-9/24/2002                                                75,000               74,915
New Center Asset Trust 1.74%-1.78% due 10/3-10/22/2002                                      75,000               74,851
Household Finance Corp. 1.72%-1.75% due 9/9-10/1/2002                                       73,600               73,534
Schlumberger Technology Corp. 1.72%-1.79% due 9/3-9/30/2002 (4)                             70,000               69,956
Triple-A One Funding Corp. 1.71%-1.73% due 9/9-10/11/2002 (4)                               65,495               65,411
Executive Jet Inc. 1.70% due 10/2-10/3/2002 (4)                                             60,000               59,908
FCAR Owner Trust 1.73% due 9/13-9/20/2002                                                   50,000               49,960
Emerson Electric Co. 1.69%-1.74% due 9/6-10/24/2002 (4)                                     50,000               49,951
SBC International Inc. 1.70%-1.73% due 9/19-10/2/2002 (4)                                   50,000               49,947
AIG Funding Inc. 1.72%-1.74% due 9/23-10/7/2002                                             50,000               49,928
Edison Asset Securitization LLC 1.72%-1.79% due 10/1-10/25/2002 (4)                         50,000               49,900
General Dynamics Corp. 1.71%-1.75% due 9/26-11/4/2002 (4)                                   49,995               49,879
Archer Daniels Midland Co. 1.74%-1.75% due 9/24-11/13/2002 (4)                              50,000               49,849
Motiva Enterprises LLC 1.72%-1.74% due 9/9-9/17/2002                                        49,500               49,469
Merck & Co., Inc. 1.70%-1.71% due 9/12-9/20/2002                                            40,000               39,968
Harvard University 1.69%-1.74% due 9/19-10/18/2002                                          35,000               34,948
Medtronic, Inc. 1.70%-1.75% due 10/21-10/31/2002 (4)                                        30,000               29,920
Private Export Funding Corp. 1.85% due 12/11/2002 (4)                                       30,000               29,850
                                                                                                 0
                                                                                                 0
U.S. Treasuries  -  1.26%                                                                        0
U.S. Treasury Bills 1.615%-1.793% due 9/5-12/19/2002                                       457,800              456,474
                                                                                                 0
Total short-term securities (cost: $4,942,736,000)                                               0            4,942,785
                                                                                                 0
Total investment securities (cost: $40,519,203,000)                                                          36,154,570

New Taiwanese Dollar (cost: $1,379,000)                                                  NT$46,263                1,355

Excess of payables over cash and receivables                                                                    (43,833)

Net assets                                                                                                  $36,112,092

(1) Non-income-producing security.
(2) Valued under procedures adopted by authority of the Board of Directors.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(5) Coupon rate may change periodically.

ADR = American Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Independent Auditor's Report.

See Notes to Financial Statements


The Growth Fund of America
Financial statements

Statement of assets and liabilities
at August 31, 2002 (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market
  (cost: $40,519,203)                                                                                           $36,154,570
 Cash denominated in non-U.S. currencies
  (cost: $1,379)                                                                                                      1,355
 Cash                                                                                                                    88
 Receivables for:
  Sales of investments                                                                 $28,805
  Sales of fund's shares                                                               102,176
  Dividends and interest                                                                30,278                      161,259
                                                                                                                 36,317,272
Liabilities:
 Payables for:
  Purchases of investments                                                             139,048
  Repurchases of fund's shares                                                          33,453
  Investment advisory services                                                           9,437
  Services provided by affiliates                                                       21,979
  Deferred Directors' compensation                                                         811
  Other fees and expenses                                                                  452                      205,180
Net assets at August 31, 2002                                                                                   $36,112,092

Net assets consist of:
 Capital paid in on shares of capital stock                                                                     $42,657,289
 Undistributed net investment income                                                                                 15,477
 Accumulated net realized loss                                                                                   (2,196,173)
 Net unrealized depreciation                                                                                     (4,364,501)
Net assets at August 31, 2002                                                                                   $36,112,092

Total authorized capital stock - 3,500,000 shares, $0.001 par value
                                                          Net assets        Shares outstanding    Net asset value per share
                                                                                                                         (1)
Class A                                                  $30,644,324                 1,650,417                       $18.57
Class B                                                    2,169,607                   118,656                        18.28
Class C                                                    1,369,844                    75,022                        18.26
Class F                                                    1,576,082                    85,069                        18.53
Class 529-A                                                  144,143                     7,766                        18.56
Class 529-B                                                   39,353                     2,130                        18.48
Class 529-C                                                   45,318                     2,452                        18.48
Class 529-E                                                    5,518                       298                        18.55
Class R-1                                                      1,265                        68                        18.53
Class R-2                                                      7,792                       420                        18.53
Class R-3                                                     11,081                       597                        18.55
Class R-4                                                      3,104                       167                        18.57
Class R-5                                                     94,661                     5,094                        18.58
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $19.70 and $19.69, respectively.

See Notes to Financial Statements

Statement of operations for the year ended August 31, 2002 Investment income:
 Income:                                         (dollars in thousands)

  Dividends (net of non-U.S. withholding tax of $8,047)                                                           $215,969
  Interest                                                                             141,710                     $357,679

 Fees and expenses:
  Investment advisory services                                                         119,116
  Distribution services                                                                118,044
  Transfer agent services                                                               54,968
  Administrative services                                                                4,174
  Reports to shareholders                                                                1,235
  Registration statement and prospectus                                                  5,154
  Postage, stationery and supplies                                                       7,308
  Directors' compensation                                                                   18
  Auditing and legal                                                                        77
  Custodian                                                                              2,274
  State and local taxes                                                                      1
  Other                                                                                     34
  Total expenses before waiver                                                         312,403
   Expenses waived                                                                           3                      312,400
 Net investment income                                                                                              $45,279

Net realized loss and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                       (2,193,355)
  Non-U.S. currency transactions                                                        (3,592)                  (2,196,947)
 Net unrealized (depreciation) appreciation on:
  Investments                                                                       (6,613,735)
  Non-U.S. currency translations                                                           166                   (6,613,569)
   Net realized loss and
    unrealized depreciation
    on investments and non-U.S. currency                                                                         (8,810,516)
Net decrease in net assets resulting
 from operations                                                                                                 (8,765,237)



See Notes to Financial Statements



Statement of changes in net assets                                                 (dollars in                   thousands)

                                                                                    Year ended
                                                                                     August 31
                                                                                         2,002                        2,001
Operations:
 Net investment income                                                                  45,279                      202,278
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                    (2,196,947)                     519,724
 Net unrealized depreciation
  on investments and non-U.S. currency translations                                 (6,613,569)                 (11,956,287)
  Net decrease in net assets
   resulting from operations                                                        (8,765,237)                 (11,234,285)

Dividends and distributions paid to shareholders:
  Dividends from net investment income                                                 (70,809)                    (173,095)
  Distributions from net realized gain
   on investments                                                                            -                   (4,924,761)
    Total dividends and distributions paid
     to shareholders                                                                   (70,809)                  (5,097,856)

Capital share transactions                                                           8,463,322                   11,722,324

Total decrease in net assets                                                         ($372,724)                 ($4,609,817)

Net assets:
 Beginning of year                                                                  36,484,816                   41,094,633
 End of year (including
  undistributed net investment income: $15,477 and $47,027,
  respectively)                                                                    $36,112,092                  $36,484,816

See Notes to Financial Statements

Notes to Financial Statements

1. Organization and significant accounting policies

Organization - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class         Up to 5.75%                 None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F*
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------
* As of August 31, 2002, there were no Class 529-F shares outstanding.


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

          Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of August 31, 2002, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $40,524,526,000.

During the year ended August 31, 2002, the fund reclassified $3,086,000 from undistributed net realized gains to additional paid-in capital to align financial reporting with tax reporting.

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              (dollars in
                                                               thousands)
Undistributed net investment income and currency gains          $19,305
Loss deferrals related to non-U.S. currency that were
realized during the period November                             (3,016)
1,2001 through August 31, 2002
Short-term and long-term capital loss deferrals             (2,192,229)
Gross unrealized appreciation                                 3,590,292
Gross unrealized depreciation                               (7,958,893)

Short-term and long-term capital loss deferrals above include a capital loss carryforward of $424,032,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included are capital losses of $1,768,197,000 that were realized during the period November 1, 2001 through August 31, 2002.

The tax character of distributions paid was as follows (dollars in thousands):

Year ended August 31, 2002


                                            Distributions from ordinary income
Share class                           Net investment income and currency gains       Short-term capital gains
Class A                                                                $68,401                              -
Class F                                                                  2,408                              -
Total                                                                   70,809                              -

Year ended August 31, 2001
                                            Distributions from ordinary income
Share class                           Net investment income and currency gains       Short-term capital gains
Class A                                                               $171,331                              -
Class B                                                                  1,764                              -
Total                                                                  173,095                              -





                                      Distributions from long-term capital gain      Total distributions paid
Share class
Class A                                                                      -                        $68,401
Class F                                                                      -                          2,408
Total                                                                        -                         70,809

Year ended August 31, 2001
                                      Distributions from long-term capital gain      Total distributions paid
Share class
Class A                                                             $4,839,060                     $5,010,391
Class B                                                                 85,701                         87,465
Total                                                                4,924,761                      5,097,856



4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.276% on such assets in excess of $55 billion. For the year ended August 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.310% of average daily net assets.


Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the next page. In some cases, the Board of Directors has approved expense amounts lower than plan limits.


         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $13,442,000 for Class A. As of August 31, 2002, there were no unreimbursed expenses which remain subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended August 31, 2002, were as follows (dollars in thousands):

-----------------------------------------------------------------------
  Share class      Distribution    Transfer agent    Administrative
                     services         services          services
-----------------------------------------------------------------------
    Class A          $85,825          $51,578        Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class B           19,603           3,390         Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class C            9,625                             $1,972





                                      Included
                                         in
                                   administrative
                                      services
----------------------------------                 --------------------
----------------------------------                 --------------------
    Class F            2,611                              1,965
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-A           110                                120
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-B          117                                 38
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-C           134                                 41
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-E            6                                  3
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-1             1                                  1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-2             5                                  4
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-3            6                                   4
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-4            1                                   1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-5      Not applicable                           25
-----------------------------------------------------------------------
* Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Year ended August 31, 2002

Share class                                     Sales(1)          Reinvestments of dividends and distributions
                                                  Amount          Shares           Amount         Shares
Class A                                      $10,104,102         461,456          $67,563          2,886
Class B                                        1,493,185          68,694                -              -
Class C                                        1,426,724          65,844                -              -
Class F                                        1,822,121          83,859            2,205             94
Class 529-A(2)                                   168,094           7,848                -              -
Class 529-B(2)                                    45,892           2,159                -              -
Class 529-C(2)                                    52,677           2,472                -              -
Class 529-E(2)                                     6,190             300                -              -
Class R-1(3)                                       1,362              73                -              -
Class R-2(3)                                       8,326             448                -              -
Class R-3(3)                                      12,900             681                -              -
Class R-4(3)                                       3,131             171                -              -
Class R-5(3)                                     112,787           5,312                -              -
Total net increase (decrease) in fund        $15,257,491         699,317          $69,768          2,980

Year ended August 31, 2001
Share class                                     Sales(1)           Reinvestments of dividends and distributions
                                                  Amount          Shares               Amount         Shares
Class A                                      $10,078,469         365,970           $4,828,852        178,384
Class B                                        1,358,061          50,808               85,046          3,156
Class C(4)                                       419,123          17,061                    -              -
Class F(4)                                       386,907          15,619                    -              -
Total net increase (decrease) in fund        $12,242,560         449,458           $4,913,898        181,540





                                                            Repurchases(1)          Net increase
                                                     Amount         Shares                        Amount        Shares
Class A                                         ($6,165,610)      (293,074)                   $4,006,055       171,268
Class B                                            (255,386)       (12,588)                    1,237,799        56,106
Class C                                            (150,771)        (7,614)                    1,275,953        58,230
Class F                                            (282,984)       (13,977)                    1,541,342        69,976
Class 529-A(2)                                       (1,635)           (82)                      166,459         7,766
Class 529-B(2)                                         (576)           (29)                       45,316         2,130
Class 529-C(2)                                         (395)           (20)                       52,282         2,452
Class 529-E(2)                                          (42)            (2)                        6,148           298
Class R-1(3)                                            (83)            (5)                        1,279            68
Class R-2(3)                                           (514)           (28)                        7,812           420
Class R-3(3)                                         (1,567)           (84)                       11,333           597
Class R-4(3)                                            (70)            (4)                        3,061           167
Class R-5(3)                                         (4,304)          (218)                      108,483         5,094
Total net increase (decrease) in fund           ($6,863,937)      (327,725)                   $8,463,322       374,572

Year ended August 31, 2001
Share class                                                  Repurchases(1)          Net increase
                                                         Amount         Shares                    Amount        Shares
Class A                                             ($5,331,055)      (197,798)               $9,576,266       346,556
Class B                                                 (83,616)        (3,255)                1,359,491        50,709
Class C(4)                                               (6,506)          (269)                  412,617        16,792
Class F(4)                                              (12,957)          (526)                  373,950        15,093
Total net increase (decrease) in fund               ($5,434,134)      (201,848)              $11,722,324       429,150




(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002. (3) Class R-1, Class R-2, Class R-3, Class R-4 and
Class R-5 shares were offered beginning May 15, 2002. (4) Class C and Class F shares were offered beginning March 15, 2001.


6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of August 31, 2002, the total value of restricted securities was $1,157,721,000, which represents 3.21% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $19,217,601,000 and $9,612,256,000, respectively, during the year ended August 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2002, the custodian fee of $2,274,000 includes $21,000 that was offset by this reduction, rather than paid in cash.



Financial Highlights                   (1)



                                                                 Income from investment operations (2)
                                                                                                    Net
                                                      Net asset                           (losses) gains
                                                          value,              Net          on securities Total from
                                                       beginning        investment        (both realized  investment
                                                       of period     income (loss)       and unrealized)  operations
Class A:
 Year ended 8/31/2002                                     $23.20             $0.04                ($4.62)     ($4.58)
 Year ended 8/31/2001                                      35.91              0.15                 (8.62)      (8.47)
 Year ended 8/31/2000                                      26.20              0.18                 12.77       12.95
 Year ended 8/31/1999                                      17.95              0.07                 10.48       10.55
 Year ended 8/31/1998                                      20.14              0.10                 (0.10)          -
Class B:
 Year ended 8/31/2002                                      22.98             (0.13)                (4.57)      (4.70)
 Year ended 8/31/2001                                      35.79             (0.07)                (8.56)      (8.63)
 Period from 3/15/2000 to 8/31/2000                        32.44                 -  (3)             3.35        3.35
Class C:
 Year ended 8/31/2002                                      22.95             (0.13)                (4.56)      (4.69)
 Period from 3/15/2001 to 8/31/2001                        23.78             (0.08)                (0.75)      (0.83)
Class F:
 Year ended 8/31/2002                                      23.19              0.03                 (4.61)      (4.58)
 Period from 3/15/2001 to 8/31/2001                        23.92              0.02                 (0.75)      (0.73)
Class 529-A:
 Period from 2/15/2002 to 8/31/2002                        22.62              0.01                 (4.07)      (4.06)
Class 529-B:
 Period from 2/15/2002 to 8/31/2002                        22.62             (0.08)                (4.06)      (4.14)
Class 529-C:
 Period from 2/15/2002 to 8/31/2002                        22.62             (0.08)                (4.06)      (4.14)
Class 529-E:
 Period from 3/1/2002 to 8/31/2002                         22.95             (0.02)                (4.38)      (4.40)
Class R-1:
 Period from 6/6/2002 to 8/31/2002                         21.08             (0.03)                (2.52)      (2.55)
Class R-2:
 Period from 5/21/2002 to 8/31/2002                        22.11             (0.03)                (3.55)      (3.58)
Class R-3:
 Period from 5/21/2002 to 8/31/2002                        22.11             (0.01)                (3.55)      (3.56)
Class R-4:
 Period from 5/28/2002 to 8/31/2002                        22.01              0.01                 (3.45)      (3.44)
Class R-5:
 Period from 5/15/2002 to 8/31/2002                        22.40              0.03                 (3.85)      (3.82)


                                                      Dividends and distributions

                                                     Dividends
                                                     (from net     Distributions                           Net asset
                                                    investment     (from capital               Total       value, end
                                                       income)            gains)       distributions        of period
Class A:
 Year ended 8/31/2002                                    ($0.05)           $    -              ($0.05)          $18.57
 Year ended 8/31/2001                                     (0.15)            (4.09)              (4.24)           23.20
 Year ended 8/31/2000                                     (0.04)            (3.20)              (3.24)           35.91
 Year ended 8/31/1999                                     (0.09)            (2.21)              (2.30)           26.20
 Year ended 8/31/1998                                     (0.13)            (2.06)              (2.19)           17.95
Class B:
 Year ended 8/31/2002                                         -                 -                   -            18.28
 Year ended 8/31/2001                                     (0.09)            (4.09)              (4.18)           22.98
 Period from 3/15/2000 to 8/31/2000                           -                 -                   -            35.79
Class C:
 Year ended 8/31/2002                                         -                 -                   -            18.26
 Period from 3/15/2001 to 8/31/2001                           -                 -                   -            22.95
Class F:
 Year ended 8/31/2002                                     (0.08)                -               (0.08)           18.53
 Period from 3/15/2001 to 8/31/2001                           -                 -                   -            23.19
Class 529-A:
 Period from 2/15/2002 to 8/31/2002                           -                 -                   -            18.56
Class 529-B:
 Period from 2/15/2002 to 8/31/2002                           -                 -                   -            18.48
Class 529-C:
 Period from 2/15/2002 to 8/31/2002                           -                 -                   -            18.48
Class 529-E:
 Period from 3/1/2002 to 8/31/2002                            -                 -                   -            18.55
Class R-1:
 Period from 6/6/2002 to 8/31/2002                            -                 -                   -            18.53
Class R-2:
 Period from 5/21/2002 to 8/31/2002                           -                 -                   -            18.53
Class R-3:
 Period from 5/21/2002 to 8/31/2002                           -                 -                   -            18.55
Class R-4:
 Period from 5/28/2002 to 8/31/2002                           -                 -                   -            18.57
Class R-5:
 Period from 5/15/2002 to 8/31/2002                           -                 -                   -            18.58


                                                                                   Ratio of             Ratio of
                                                                    Net assets,     expenses      net income (loss
                                                         Total    end of period   to average           to average
                                                     return (3)   (in millions)   net assets           net assets

Class A:
 Year ended 8/31/2002                                    (19.80)%      $30,644         0.75%                0.18%
 Year ended 8/31/2001                                      (25.28)      34,312         0.71                 0.56
 Year ended 8/31/2000                                       53.51       40,671         0.70                 0.58
 Year ended 8/31/1999                                       61.26       20,673         0.70                 0.28
 Year ended 8/31/1998                                       (0.24)      11,798         0.70                 0.48
Class B:
 Year ended 8/31/2002                                      (20.45)       2,170         1.52                (0.60)
 Year ended 8/31/2001                                      (25.83)       1,437         1.48                (0.29)
 Period from 3/15/2000 to 8/31/2000                         10.33          424         0.66                (0.01)
Class C:
 Year ended 8/31/2002                                      (20.44)       1,370         1.55                (0.63)
 Period from 3/15/2001 to 8/31/2001                         (3.49)         385         0.80                (0.34)
Class F:
 Year ended 8/31/2002                                      (19.83)       1,576         0.77                 0.15
 Period from 3/15/2001 to 8/31/2001                         (3.05)         350         0.38                 0.08
Class 529-A:
 Period from 2/15/2002 to 8/31/2002                        (17.95)         144         0.86  (5)            0.07    (5)
Class 529-B:
 Period from 2/15/2002 to 8/31/2002                        (18.30)          39         1.66  (5)           (0.74)   (5)
Class 529-C:
 Period from 2/15/2002 to 8/31/2002                        (18.30)          45         1.64  (5)           (0.72)   (5)
Class 529-E:
 Period from 3/1/2002 to 8/31/2002                         (19.17)           6         0.56  (5)           (0.10)   (5)
Class R-1:
 Period from 6/6/2002 to 8/31/2002                         (12.10)           1         0.36  (6)           (0.16)
Class R-2:
 Period from 5/21/2002 to 8/31/2002                        (16.19)           8         0.42  (6)           (0.17)
Class R-3:
 Period from 5/21/2002 to 8/31/2002                        (16.10)          11         0.31  (6)           (0.06)
Class R-4:
 Period from 5/28/2002 to 8/31/2002                        (15.63)           3         0.20  (6)            0.05
Class R-5:
 Period from 5/15/2002 to 8/31/2002                        (17.05)          95         0.13                 0.14


                                                        Year ended August
                                                                 2002              2001    2000

Portfolio turnover rate for all classes of shares                  30%              36%      47%


                                                                  1999          1998

                                                                   46%           39%





(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year. (2) Years ended 1999 and
1998 are based on shares outstanding on the last day of the year; all other periods are
    based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Annualized.
(5)  During the start-up period for this class, CRMC voluntarity agreed to pay a portion of the fees related to transfer agency services. Had CRMC not paid such fees, expense ratios would have been .46%, .49%, .33% and .25% for
     Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of espense ratios expected in the future.



Independent Auditors' Report

To the Board of Directors and Shareholders of The Growth Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Growth Fund of America, Inc. (the "Fund"), including the investment portfolio, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Growth Fund of America, Inc. as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
October 1, 2002


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

Since the information above is reported for the fund's fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2003 to determine the calendar year amounts to be included on their 2002 tax returns. Shareholders should consult their tax advisers.

[logo - American Funds(sm)]



                                          The right choice for the long term/SM/




The Growth Fund
of America/(R)/

Retirement Plan Prospectus









TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 8    Management and Organization
10    Purchase, Exchange and Sale of Shares
12    Sales Charges
13    Sales Charge Reductions
14    Individual Retirement Account (IRA) Rollovers
14    Plans of Distribution
15    Distributions and Taxes
16    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 November 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                        The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   7.40%
1993  14.50
1994   0.02
1995  29.80
1996  14.84
1997  26.86
1998  31.78
1999  45.70
2000   7.49
2001 -12.28
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                       27.17%  (quarter ended December 31, 1998)
LOWEST                       -20.61%  (quarter ended September 30, 2001)


The year-to-date result was -27.08% for the nine months ended September 30, 2002.



                                     2
The Growth Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 6 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                          ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73  -17.31%     16.70%     14.78%       16.56%
 S&P 500/2/               -11.83%     10.69%     12.91%       13.14%
 Consumer Price Index/3/    1.55%      2.18%      2.51%        4.92%


1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund's Class A shares.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



                                     3
                                        The Growth Fund of America / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75%/1/     none
 Maximum sales charge imposed on reinvested dividends    none        none
 Maximum deferred sales charge                           none        none
 Redemption or exchange fees                             none        none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.31%   0.31%   0.31%   0.31%   0.31%    0.31%
 Distribution and/or Service
 (12b-1) Fees/2/               0.25%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses/3/             0.19%   0.21%   0.41%   0.27%   0.19%    0.14%
 Total Annual Fund Operating
 Expenses                      0.75%   1.52%   1.47%   1.08%   0.75%    0.45%



1 Based on estimated amounts for the current fiscal year.

2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.
3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/                 $647       $801         $968       $1,452
 R-1                        $155       $480         $829       $1,813
 R-2                        $150       $465         $803       $1,757
 R-3                        $110       $343         $595       $1,317
 R-4                        $ 77       $240         $417       $  930
 R-5                        $ 46       $144         $252       $  567


1 Reflects the maximum initial sales charge in the first year.



                                     4
The Growth Fund of America / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with growth of capital. It invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent good long-term investment opportunities. This can be accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and Canada, and not included in the Standard & Poor's 500 Composite Index. Investments outside the U.S. may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

The fund may invest up to 10% of its assets in lower-quality debt securities (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities decline when interest rates rise and increase when interest rates fall.



                                     5
                                        The Growth Fund of America / Prospectus

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73         -12.28%     18.09%     15.46%       16.81%
 Lipper Capital Appreciation     -15.92%      7.96%     10.42%       12.95%
 Fund Index/2/
 Lipper Growth Fund Index/3/     -17.98%      8.52%     10.78%       12.05%
 Lipper Multi-Cap Growth         -25.16%      8.13%     10.81%       13.10%
 Index/4/
 Lipper Multi-Cap Core Index/5/  -10.76%      9.32%     11.71%       12.49%


1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund's Class A shares.
2 The Lipper Capital Appreciation Fund Index is an equally weighted performance index that represents funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
3 The Lipper Growth Fund Index is an equally weighted performance index with 30 of the largest growth funds (representing about 50% of all growth fund assets). These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Lipper Multi-Cap Growth Index is an equally weighted performance index that represents funds in a variety of market capitalization ranges. Multi-cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 The Lipper Multi-Cap Core Index is an equally weighted performance index that represents funds which, by portfolio practice, invest in a variety of market capitalization ranges. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio when compared to the U.S. diversified multi-cap equity funds universe. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     6
The Growth Fund of America / Prospectus

[pie chart]
HOLDINGS BY INDUSTRY AS OF AUGUST 31, 2002
Media 8.96%
Pharmaceuticals 8.23
Insurance 7.44
Semiconductor Equipment & Products 6.92
Oil & Gas 5.67
Other Industries 49.21
Cash & Equivalents 13.57
[end chart]



 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2002
                                             PERCENT OF NET ASSETS
-------------------------------------------------------------------
 AOL Time Warner                                     3.36%
-------------------------------------------------------------------
 Lowe's Companies                                    2.94
--------------------------------------------
 Viacom                                              2.65
-------------------------------------------------------------------
 Berkshire Hathaway                                  2.48
-------------------------------------------------------------------
 American International Group                        2.41
-------------------------------------------------------------------
 Eli Lilly                                           2.36
-------------------------------------------------------------------
 Philip Morris Companies                             2.29
-------------------------------------------------------------------
 Forest Laboratories                                 1.70
-------------------------------------------------------------------
 Texas Instruments                                   1.31
-------------------------------------------------------------------
 Microsoft                                           1.28
-------------------------------------------------------------------





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     7
                                        The Growth Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Growth Fund of America are:


 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                      11 years             Senior Vice President and Director, Capital
 Senior Vice President           (plus 16 years prior      Research and Management Company
                               experience as a research
                             professional for the fund)    Investment professional for 31 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 JAMES E. DRASDO                       17 years            Senior Vice President, Capital Research and
 President, Principal            (plus 9 years prior       Management Company
 Executive Officer and         experience as a research
 Director                     professional for the fund)   Investment professional for 31 years in total;
                                                           25 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 MICHAEL T. KERR                       4 years             Senior Vice President, Capital Research
 Vice President                  (plus 4 years prior       Company
                              experience as a research
                             professional for the fund)    Investment professional for 19 years in total;
                                                           17 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                      9 years             Senior Vice President, Capital Research and
 Senior Vice President           (plus 6 years prior       Management Company
                               experience as a research
                             professional for the fund)    Investment professional for 17 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG                  14 years              President and Director, Capital Research and
 Chairman of the Board           (plus 3 years prior       Management Company
                               experience as a research
                             professional for the fund)    Investment professional for 32 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                  17 years             Chairman of the Board and Principal
                                                           Executive Officer, Capital Research and
                                                           Management Company

                                                           Investment professional for 38 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------




                                     8
The Growth Fund of America / Prospectus

                                    The Growth Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS

HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE
REJECTED.

SALES

Please contact your plan administrator or recordkeeper.



                                     10
The Growth Fund of America / Prospectus

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.



                                     11
                                        The Growth Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).



                                     12
The Growth Fund of America / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     13
                                        The Growth Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     14
The Growth Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.



                                     15
                                        The Growth Fund of America / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte
& Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset     Net      on securities               Dividends
                                      value,    investment  (both realized  Total from  (from net   Distributions
                                     beginning    income         and        investment  investment      (from           Total
                                     of period    (loss)     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2002                  $23.20      $.04         $(4.62)       $(4.58)      $(.05)       $    -          $ (.05)
Year ended 8/31/2001                   35.91       .15          (8.62)        (8.47)       (.15)        (4.09)          (4.24)
Year ended 8/31/2000                   26.20       .18          12.77         12.95        (.04)        (3.20)          (3.24)
Year ended 8/31/1999                   17.95       .07          10.48         10.55        (.09)        (2.21)          (2.30)
Year ended 8/31/1998                   20.14       .10           (.10)            -        (.13)        (2.06)          (2.19)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/6/2002 to 8/31/2002      21.08      (.03)         (2.52)        (2.55)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to 8/31/2002    22.11      (.03)         (3.55)        (3.58)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 8/31/2002    22.11      (.01)         (3.55)        (3.56)          -             -               -
CLASS R-4:
 Period from 5/28/2002 to 8/31/2002    22.01       .01          (3.45)        (3.44)          -             -               -
CLASS R-5:
 Period from 5/15/2002 to 8/31/2002    22.40       .03          (3.85)        (3.82)



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to   income (loss)
                                     value, end of    Total       period      average net   to average net
                                        period      return/3/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2002                    $18.57      (19.80)%      $30,644        .75 %           .18%
Year ended 8/31/2001                     23.20      (25.28)        34,312        .71             .56
Year ended 8/31/2000                     35.91       53.51         40,671        .70             .58
Year ended 8/31/1999                     26.20       61.26         20,673        .70             .28
Year ended 8/31/1998                     17.95        (.24)        11,798        .70             .48
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/6/2002 to 8/31/2002        18.53      (12.10)             1        .36 /4/        (.16)
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to 8/31/2002      18.53      (16.19)             8        .42/4/         (.17)
-----------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 8/31/2002      18.55      (16.10)            11        .31/4/         (.06)
CLASS R-4:
 Period from 5/28/2002 to 8/31/2002      18.57      (15.63)             3        .20/4/          .05
CLASS R-5:
 Period from 5/15/2002 to 8/31/2002      18.58      (17.05)            95        .13             .14


The Growth Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       30%         36%         47%         46%          39%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees related to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been .46%, .49%, .33% and .25% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios in the future.
                                        The Growth Fund of America / Prospectus

NOTES



                                     18
The Growth Fund of America / Prospectus

NOTES



                                     19
                                        The Growth Fund of America / Prospectus

NOTES



                                     20
The Growth Fund of America / Prospectus

NOTES



                                     21
                                        The Growth Fund of America / Prospectus

 [logo - American Funds(sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine(R)
          FOR 24                   800/325-3590
          -HOUR INFORMATION        American FundsLine OnLine(R)
                                   www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.



[LOGO - recycled bug]





Printed on recycled paper                   Investment Company File No. 811-862
RPGFA-010-1102/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
Capital Guardian        Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.


/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

[logo - American Funds(sm)]



                                          The right choice for the long term/SM/




The Growth Fund
of America/(R)/

Retirement Plan Prospectus









TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 8    Management and Organization
10    Purchase, Exchange and Sale of Shares
12    Sales Charges
13    Sales Charge Reductions
14    Individual Retirement Account (IRA) Rollovers
14    Plans of Distribution
15    Distributions and Taxes
16    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 November 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                        The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   7.40%
1993  14.50
1994   0.02
1995  29.80
1996  14.84
1997  26.86
1998  31.78
1999  45.70
2000   7.49
2001 -12.28
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                       27.17%  (quarter ended December 31, 1998)
LOWEST                       -20.61%  (quarter ended September 30, 2001)


The year-to-date result was -27.08% for the nine months ended September 30, 2002.



                                     2
The Growth Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 6 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                          ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73  -17.31%     16.70%     14.78%       16.56%
 S&P 500/2/               -11.83%     10.69%     12.91%       13.14%
 Consumer Price Index/3/    1.55%      2.18%      2.51%        4.92%


1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund's Class A shares.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



                                     3
                                        The Growth Fund of America / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75%/1/     none
 Maximum sales charge imposed on reinvested dividends    none        none
 Maximum deferred sales charge                           none        none
 Redemption or exchange fees                             none        none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.31%   0.31%   0.31%   0.31%   0.31%    0.31%
 Distribution and/or Service
 (12b-1) Fees/2/               0.25%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses/3/             0.19%   0.21%   0.41%   0.27%   0.19%    0.14%
 Total Annual Fund Operating
 Expenses                      0.75%   1.52%   1.47%   1.08%   0.75%    0.45%



1 Based on estimated amounts for the current fiscal year.

2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.
3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/                 $647       $801         $968       $1,452
 R-1                        $155       $480         $829       $1,813
 R-2                        $150       $465         $803       $1,757
 R-3                        $110       $343         $595       $1,317
 R-4                        $ 77       $240         $417       $  930
 R-5                        $ 46       $144         $252       $  567


1 Reflects the maximum initial sales charge in the first year.



                                     4
The Growth Fund of America / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with growth of capital. It invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent good long-term investment opportunities. This can be accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and Canada, and not included in the Standard & Poor's 500 Composite Index. Investments outside the U.S. may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability.

The fund may invest up to 10% of its assets in lower-quality debt securities (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities decline when interest rates rise and increase when interest rates fall.



                                     5
                                        The Growth Fund of America / Prospectus

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73         -12.28%     18.09%     15.46%       16.81%
 Lipper Capital Appreciation     -15.92%      7.96%     10.42%       12.95%
 Fund Index/2/
 Lipper Growth Fund Index/3/     -17.98%      8.52%     10.78%       12.05%
 Lipper Multi-Cap Growth         -25.16%      8.13%     10.81%       13.10%
 Index/4/
 Lipper Multi-Cap Core Index/5/  -10.76%      9.32%     11.71%       12.49%


1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund's Class A shares.
2 The Lipper Capital Appreciation Fund Index is an equally weighted performance index that represents funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
3 The Lipper Growth Fund Index is an equally weighted performance index with 30 of the largest growth funds (representing about 50% of all growth fund assets). These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Lipper Multi-Cap Growth Index is an equally weighted performance index that represents funds in a variety of market capitalization ranges. Multi-cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
5 The Lipper Multi-Cap Core Index is an equally weighted performance index that represents funds which, by portfolio practice, invest in a variety of market capitalization ranges. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio when compared to the U.S. diversified multi-cap equity funds universe. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     6
The Growth Fund of America / Prospectus

[pie chart]
HOLDINGS BY INDUSTRY AS OF AUGUST 31, 2002
Media 8.96%
Pharmaceuticals 8.23
Insurance 7.44
Semiconductor Equipment & Products 6.92
Oil & Gas 5.67
Other Industries 49.21
Cash & Equivalents 13.57
[end chart]



 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2002
                                             PERCENT OF NET ASSETS
-------------------------------------------------------------------
 AOL Time Warner                                     3.36%
-------------------------------------------------------------------
 Lowe's Companies                                    2.94
--------------------------------------------
 Viacom                                              2.65
-------------------------------------------------------------------
 Berkshire Hathaway                                  2.48
-------------------------------------------------------------------
 American International Group                        2.41
-------------------------------------------------------------------
 Eli Lilly                                           2.36
-------------------------------------------------------------------
 Philip Morris Companies                             2.29
-------------------------------------------------------------------
 Forest Laboratories                                 1.70
-------------------------------------------------------------------
 Texas Instruments                                   1.31
-------------------------------------------------------------------
 Microsoft                                           1.28
-------------------------------------------------------------------





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     7
                                        The Growth Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Growth Fund of America are:


 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
------------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                      11 years             Senior Vice President and Director, Capital
 Senior Vice President           (plus 16 years prior      Research and Management Company
                               experience as a research
                             professional for the fund)    Investment professional for 31 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 JAMES E. DRASDO                       17 years            Senior Vice President, Capital Research and
 President, Principal            (plus 9 years prior       Management Company
 Executive Officer and         experience as a research
 Director                     professional for the fund)   Investment professional for 31 years in total;
                                                           25 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 MICHAEL T. KERR                       4 years             Senior Vice President, Capital Research
 Vice President                  (plus 4 years prior       Company
                              experience as a research
                             professional for the fund)    Investment professional for 19 years in total;
                                                           17 years with Capital Research and
                                                           Management Company or affiliate
------------------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL                      9 years             Senior Vice President, Capital Research and
 Senior Vice President           (plus 6 years prior       Management Company
                               experience as a research
                             professional for the fund)    Investment professional for 17 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG                  14 years              President and Director, Capital Research and
 Chairman of the Board           (plus 3 years prior       Management Company
                               experience as a research
                             professional for the fund)    Investment professional for 32 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                  17 years             Chairman of the Board and Principal
                                                           Executive Officer, Capital Research and
                                                           Management Company

                                                           Investment professional for 38 years, all with
                                                           Capital Research and Management Company
                                                           or affiliate
------------------------------------------------------------------------------------------------------------




                                     8
The Growth Fund of America / Prospectus

                                    The Growth Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS

HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE
REJECTED.

SALES

Please contact your plan administrator or recordkeeper.



                                     10
The Growth Fund of America / Prospectus

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.



                                     11
                                        The Growth Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).



                                     12
The Growth Fund of America / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     13
                                        The Growth Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     14
The Growth Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.



                                     15
                                        The Growth Fund of America / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte
& Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset     Net      on securities               Dividends
                                      value,    investment  (both realized  Total from  (from net   Distributions
                                     beginning    income         and        investment  investment      (from           Total
                                     of period    (loss)     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2002                  $23.20      $.04         $(4.62)       $(4.58)      $(.05)       $    -          $ (.05)
Year ended 8/31/2001                   35.91       .15          (8.62)        (8.47)       (.15)        (4.09)          (4.24)
Year ended 8/31/2000                   26.20       .18          12.77         12.95        (.04)        (3.20)          (3.24)
Year ended 8/31/1999                   17.95       .07          10.48         10.55        (.09)        (2.21)          (2.30)
Year ended 8/31/1998                   20.14       .10           (.10)            -        (.13)        (2.06)          (2.19)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/6/2002 to 8/31/2002      21.08      (.03)         (2.52)        (2.55)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to 8/31/2002    22.11      (.03)         (3.55)        (3.58)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 8/31/2002    22.11      (.01)         (3.55)        (3.56)          -             -               -
CLASS R-4:
 Period from 5/28/2002 to 8/31/2002    22.01       .01          (3.45)        (3.44)          -             -               -
CLASS R-5:
 Period from 5/15/2002 to 8/31/2002    22.40       .03          (3.85)        (3.82)



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to   income (loss)
                                     value, end of    Total       period      average net   to average net
                                        period      return/3/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2002                    $18.57      (19.80)%      $30,644        .75 %           .18%
Year ended 8/31/2001                     23.20      (25.28)        34,312        .71             .56
Year ended 8/31/2000                     35.91       53.51         40,671        .70             .58
Year ended 8/31/1999                     26.20       61.26         20,673        .70             .28
Year ended 8/31/1998                     17.95        (.24)        11,798        .70             .48
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/6/2002 to 8/31/2002        18.53      (12.10)             1        .36 /4/        (.16)
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
 Period from 5/21/2002 to 8/31/2002      18.53      (16.19)             8        .42/4/         (.17)
-----------------------------------------------------------------------------------------------------------
CLASS R-3:
 Period from 5/21/2002 to 8/31/2002      18.55      (16.10)            11        .31/4/         (.06)
CLASS R-4:
 Period from 5/28/2002 to 8/31/2002      18.57      (15.63)             3        .20/4/          .05
CLASS R-5:
 Period from 5/15/2002 to 8/31/2002      18.58      (17.05)            95        .13             .14


The Growth Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       30%         36%         47%         46%          39%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees related to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been .46%, .49%, .33% and .25% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios in the future.
                                        The Growth Fund of America / Prospectus

NOTES



                                     18
The Growth Fund of America / Prospectus

NOTES



                                     19
                                        The Growth Fund of America / Prospectus

NOTES



                                     20
The Growth Fund of America / Prospectus

NOTES



                                     21
                                        The Growth Fund of America / Prospectus

 [logo - American Funds(sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine(R)
          FOR 24                   800/325-3590
          -HOUR INFORMATION        American FundsLine OnLine(R)
                                   www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.



[LOGO - recycled bug]





Printed on recycled paper                   Investment Company File No. 811-862
RPGFA-010-1102/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
Capital Guardian        Capital Bank and Trust

                        THE GROWTH FUND OF AMERICA, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                November 1, 2002


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of The Growth Fund of America, Inc. (the "fund" or "GFA") dated November 1, 2002. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                        The Growth Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                 (415) 421-9360

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        8
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       20
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       28
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       30
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Shareholder Account Services and Privileges . . . . . . . . . . . .       32
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       33
General Information . . . . . . . . . . . . . . . . . . . . . . . .       33
Class A Share Investment Results and Related Statistics . . . . . .       35
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Financial Statements




                      The Growth Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

..    The fund will invest at least 65% of its assets in securities of companies that appear to offer superior opportunities for growth of capital.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in straight debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's) and BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

..    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500 Composite Index.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


                      The Growth Fund of America - Page 2

DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


                      The Growth Fund of America - Page 3

INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities


                      The Growth Fund of America - Page 4
beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes. There is no current intent to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves


                      The Growth Fund of America - Page 5
correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1. Purchase the securities of any issuer, except the U.S. government or any subdivision thereof, if upon such purchase more than 5% of the value of its total assets would consist of securities of such issuer.

2. Purchase the securities of companies in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if thereafter 25% or more of the value of its total assets would consist of securities issued by companies in that industry.

3. Purchase more than 10% of the voting or non-voting securities of any one issuer.

4. Invest more than 15% of the value of its assets in securities that are illiquid.

5.   Purchase securities on margin.

6. Purchase or sell any real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7. Make loans to anyone (the purchase of a portion of an issue of bonds, debentures or other securities, whether or not on the original issue of such securities, is not to be considered the making of a loan).

8. Borrow more than an amount equal to 5% of the value of its total assets, determined immediately after the time of the borrowing, and then only from banks, as a temporary measure for extraordinary or emergency purposes.


                      The Growth Fund of America - Page 6

9. Invest in the securities of any issuer for the purpose of exercising control or management.

10.  Deal in commodities or commodity contracts.

11.  Act as underwriter of securities issued by other persons.

For purposes of Investment Restriction #4, the fund will not invest more than 15% of its net assets in illiquid securities. Furthermore, Investment Restriction #10 does not prevent the fund from engaging in transactions involving forward currency contracts.


NON-FUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval.


1. The fund does not currently intend to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.


                      The Growth Fund of America - Page 7

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                   YEAR FIRST                                       NUMBER OF BOARDS
                      POSITION       ELECTED                                         WITHIN THE FUND
                      WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2 /ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE        FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Guilford C.           Director       1998        Emeritus Professor of Finance,            2            PIMCO Funds
 Babcock                                          Marshall School of Business,
 Age: 71                                          University of Southern
                                                  California
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox         Director       1970        Managing General Partner, Fox             7            Crompton Corporation
 Age: 65                                          Investments LP; Professor and
                                                  Executive in Residence,
                                                  University
                                                  of California; former
                                                  President and
                                                  Chief Executive Officer,
                                                  Foster
                                                  Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones      Director       1993        Co-Founder, VentureThink LLC              6            None
 Age: 54                                          and
                                                  Versura Inc.; former
                                                  Treasurer, The
                                                  Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald      Director       1976        The IBJ Professor of Finance,             8            Plum Creek Timber Co.;
 Age: 65                                          Graduate School of Business,                           Scholastic Corporation;
                                                  Stanford University                                    iStar
                                                                                                         Financial, Inc.; Varian,
                                                                                                         Inc.;
                                                                                                         Capstone Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale         Director       1998        President, The Lovejoy                    5            None
 Age: 67                                          Consulting
                                                  Group, Inc. (a pro-bono
                                                  consulting
                                                  group advising non-profit
                                                  organizations)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs        Director       1989        President, Keck Graduate                  4            None
 Age: 67                                          Institute
                                                  of Applied Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf     Director       1985        Private investor; corporate               6            Crompton Corporation;
 Age: 68                                          director;                                              First
                                                  lecturer, Department of                                Energy Corporation;
                                                  Molecular                                              National
                                                  Biology, Princeton University                          Life Holding Co.
-----------------------------------------------------------------------------------------------------------------------------------




                      The Growth Fund of America - Page 8

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND           NUMBER OF BOARDS
                                       ELECTED               POSITIONS HELD             WITHIN THE FUND
                        POSITION      A DIRECTOR        WITH AFFILIATED ENTITIES      COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
                        WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER         DIRECTOR                  HELD
    NAME AND AGE          FUND      OF THE FUND/1/            OF THE FUND                   SERVES               BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 James E. Drasdo       President,        1992        Senior Vice President, Capital            2            None
 Age: 57               PEO and                       Research and Management
                       Director                      Company; Director, The Capital
                                                     Group Companies, Inc.*;
                                                     Director,
                                                     Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 James F.              Chairman          1997        President and Director,                   3            None
 Rothenberg            of the                        Capital
 Age: 56               Board                         Research and Management
                                                     Company; Director, American
                                                     Funds Distributors, Inc.*;
                                                     Director,
                                                     American Funds Service
                                                     Company*; Director, The
                                                     Capital
                                                     Group Companies, Inc.*;
                                                     Director,
                                                     Capital Guardian Trust
                                                     Company*;
                                                     Director, Capital Group
                                                     Research,
                                                     Inc.*; Director, Capital
                                                     Management
                                                     Services, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Senior Vice President          1992          Senior Vice President and Director, Capital Research and
 Age: 55                                                           Management Company; Chairman of the Board, The Capital
                                                                   Group Companies, Inc.*; Senior Vice President and Director,
                                                                   Capital Management Services, Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Senior Vice President          1994          Executive Vice President and Director, Capital Research and
 Jr.                                                               Management Company; Director, American Funds Distributors,
 Age: 53                                                           Inc.*; Director, The Capital Group Companies, Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal     Senior Vice President          1995          Senior Vice President, Capital Research and Management
 Age: 42                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Richard M.              Vice President              1992          Director, Capital Research and Management Company; Senior
 Beleson                                                           Vice President, Capital Research Company*
 Age: 48
---------------------------------------------------------------------------------------------------------------------------------
 Michael T. Kerr         Vice President              1998          Senior Vice President, Capital Research Company*
 Age: 43
---------------------------------------------------------------------------------------------------------------------------------
 Bradley J. Vogt         Vice President              1999          Executive Vice President and Research Director, Capital
 Age: 37                                                           Research Company*
---------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan            Secretary             1986 - 1998      Vice President - Fund Business Management Group, Capital
 Age: 44                                             2000          Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson          Treasurer                1998          Vice President - Fund Business Management Group, Capital
 Age: 34                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 David A.              Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
 Pritchett                                                         Research and Management Company
 Age: 36
---------------------------------------------------------------------------------------------------------------------------------




                      The Growth Fund of America - Page 9

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities
  (including the fund's principal underwriter).
5 All of the officers listed, except Messrs. Beleson and Vogt, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                      The Growth Fund of America - Page 10

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Guilford C. Babcock            Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones             $10,001 - $50,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Gail L. Neale                  Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                 Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf            Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 James E. Drasdo                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James F. Rothenberg            Over $100,000              Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc.
  retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital
  Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $21,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.


                      The Growth Fund of America - Page 11

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Guilford C. Babcock            $ 22,500                          $  42,000
------------------------------------------------------------------------------------------
 Robert A. Fox                  $28,500/3/                        $178,800/3/
------------------------------------------------------------------------------------------
 Leonade D. Jones               $24,500/3/                        $148,800/3/
------------------------------------------------------------------------------------------
 John G. McDonald               $29,000/3/                        $260,300/3/
------------------------------------------------------------------------------------------
 Gail L. Neale                  $ 28,800                          $  95,500
------------------------------------------------------------------------------------------
 Henry E. Riggs                 $27,000/3/                        $102,000/3/
------------------------------------------------------------------------------------------
 Patricia K. Woolf              $27,000/3/                        $145,800/3/
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Robert A. Fox ($247,919), Leonade D. Jones ($77,360), John G. McDonald ($241,902), Henry E.
  Riggs ($244,673) and Patricia K. Woolf ($11,663). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of October 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1958 and reorganized as a Maryland corporation on September 22, 1983. All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the stockholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                      The Growth Fund of America - Page 12

The fund has several different classes of shares, including Class A, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Guilford C. Babcock, Robert A. Fox, Leonade D. Jones and John G. McDonald, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Guilford C. Babcock, Robert A. Fox, Leonade D. Jones, John G. McDonald, Gail L. Neale, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The fund has a Nominating Committee comprised of Guilford C. Babcock, Robert A. Fox, Leonade D. Jones, Gail L. Neale and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective


                      The Growth Fund of America - Page 13
nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2002 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, John G. McDonald, Gail L. Neale, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until August 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds.


                      The Growth Fund of America - Page 14

In reviewing the quality of the services provided to the fund, the Committee noted, among other things, that while the fund's net asset value had declined during the first quarter of 2002 and the fund's results for 2001 were favorable in relation to certain peer groups but not others, the fund's results did compare favorably to all relevant peer groups for the five and ten-year periods ended March 31, 2002. The Committee also considered the overall high quality and depth of the Investment Adviser's organization in general and of the individuals providing portfolio research and management services to the fund. In addition, the Committee noted the Investment Adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees as a percentage of its average net assets had declined consistently since 1992, and that such fees for 2001 compared favorably to the fund's peer group. While observing that the fund's total expenses for 2001 (as a percentage of average net assets) compared favorably to the relevant peer group, the Committee did note a general growth trend in transfer agency expenses due in large part to an increase in the number of shareholder transactions.


Based on their review, the Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The Agreement provides for monthly fees, accrued daily, based on the following rates and net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.500%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.400                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.370                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.350                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.330                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.315                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.300                 13,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.290                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.285                 27,000,000,000             34,000,000,000
------------------------------------------------------------------------------
         0.281                 34,000,000,000             44,000,000,000
------------------------------------------------------------------------------
         0.278                 44,000,000,000             55,000,000,000
------------------------------------------------------------------------------
         0.276                 55,000,000,000
------------------------------------------------------------------------------



                      The Growth Fund of America - Page 15

The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $119,116,000, $117,924,000 and $97,125,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until August 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, the Investment Adviser has agreed to pay a portion of these fees. For the year ended August 31, 2002, the total fees absorbed by the Investment Adviser were $3,000. In addition, the Investment


                      The Growth Fund of America - Page 16

Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the fiscal period ended 2002, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                      $ 1,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                        4,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                        4,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                        1,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       25,000
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


                      The Growth Fund of America - Page 17

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2002            $28,055,000        $138,223,000
                                                 2001             28,667,000         140,444,000
                                                 2000             23,877,000         115,665,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After


                      The Growth Fund of America - Page 18
five quarters these commissions are not recoverable. As of August 31, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $13,442,000.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.



For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $85,825,000                $13,121,000
------------------------------------------------------------------------------
       CLASS R-1                      1,000                      1,000
------------------------------------------------------------------------------
       CLASS R-2                      5,000                      4,000
------------------------------------------------------------------------------
       CLASS R-3                      6,000                      3,000
------------------------------------------------------------------------------
       CLASS R-4                      1,000                        415
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                      The Growth Fund of America - Page 19

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


                      The Growth Fund of America - Page 20

     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the


                      The Growth Fund of America - Page 21
     date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.



     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


                      The Growth Fund of America - Page 22

SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


                      The Growth Fund of America - Page 23

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


                      The Growth Fund of America - Page 24

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                      The Growth Fund of America - Page 25

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)


                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more . . . . . . . .                                   none       none      see below
--------------------------------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working


                      The Growth Fund of America - Page 26
hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


                      The Growth Fund of America - Page 27

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid


                      The Growth Fund of America - Page 28
     if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or


                      The Growth Fund of America - Page 29

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


                      The Growth Fund of America - Page 30

IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


                      The Growth Fund of America - Page 31

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the methodologies used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security and size of the holding, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


                      The Growth Fund of America - Page 32

REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2002, 2001 and 2000, amounted to $53,903,000, $41,952,000 and $25,521,000, respectively. For the fiscal year 2001, the increase

in dealer concessions and brokerage commissions is due to the fund's participation in underwritings and increased trading volume. Trading volume also increased in fiscal year 2002,

contributing to higher brokerage commissions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S.


                      The Growth Fund of America - Page 33
securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $51,578,000 for Class A shares for the 2002 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, including directors who are not interested persons (as defined under the 1940
Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliates. The selection of the fund's "independent legal counsel" will be determined annually by the independent directors of the fund as prescribed by the 1940 Act.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


                      The Growth Fund of America - Page 34

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $18.57
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $19.70


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 0.29% based on a 30-day (or one month) period ended August 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended August 31, 2002 were -24.43%, 6.88% and 12.45%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended August 31, 2002 were -19.80%, 8.15% and 13.12%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment;


                      The Growth Fund of America - Page 35

(2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                      The Growth Fund of America - Page 36

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                      The Growth Fund of America - Page 37

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."


                      The Growth Fund of America - Page 38

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                      The Growth Fund of America - Page 39


The Growth Fund of America, Inc.
Investment portfolio, August 31, 2002





                                                          Percent
                                                           of net
Industry diversification                                   assets
-------------------------------------------------------  -----------

Media                                                          8.96 %
Pharmaceuticals                                                8.23
Insurance                                                      7.44
Semiconductor Equipment & Products                             6.92
Oil & Gas                                                      5.67
Other industries                                              49.21
Cash & equivalents                                            13.57


The Growth Fund of America, Inc.
Investment portfolio, August 31, 2002

-----------------------------------------------------------------------

                                                         Percent of
Largest equity holdings                                Net Assets (%)
-----------------------------------------------------------------------
                                                       ----------------
AOL Time Warner                                             3.37
Lowe's                                                      2.94
Viacom                                                      2.65
Berkshire Hathaway                                          2.48
American International Group                                2.41
Eli Lilly                                                   2.36
Philip Morris                                               2.29
Forest Laboratories                                         1.70
Texas Instruments                                           1.31
Microsoft                                                   1.29
-----------------------------------------------------------------------




The Growth Fund of America
Investment portfolio, August 31, 2002



                                                                                            Shares               Market
                                                                                      or principal                value
Equity securities (common and preferred stocks and convertible debentures)                 amount                 (000)

MEDIA  -  8.96%
AOL Time Warner Inc.  (1)                                                               96,056,000           $1,215,108
Viacom Inc., Class B, nonvoting  (1)                                                    21,589,400              878,689
Viacom Inc., Class A  (1)                                                                1,879,400               76,492
Comcast Corp., Class A, special stock, nonvoting  (1)                                   14,600,000              347,918
News Corp. Ltd. (ADR) (Australia)                                                        6,650,000              142,975
News Corp. Ltd., preferred (ADR)                                                         6,755,399              123,624
Fox Entertainment Group, Inc., Class A  (1)                                              8,720,000              194,718
Clear Channel Communications, Inc.  (1)                                                  5,200,000              177,736
TMP Worldwide Inc.  (1)                                                                  5,300,000               57,876
Univision Communications Inc., Class A  (1)                                                600,000               13,980
Cablevision Systems Corp. - New York Group, Class A  (1)                                   525,000                5,003
United Pan-Europe Communications NV, Class A (Netherlands) (1)                           7,475,000                  660
Adelphia Communications Corp., Class A  (1) (2)                                          8,177,100                   82


PHARMACEUTICALS  -  8.23%
Eli Lilly and Co.                                                                       14,704,400              853,591
Forest Laboratories, Inc.  (1)                                                           8,405,000              613,565
AstraZeneca PLC (Sweden)                                                                 7,890,000              226,328
AstraZeneca PLC (United Kingdom)                                                         3,250,000               91,647
AstraZeneca PLC (ADR)                                                                    2,705,000               78,851
Sanofi-Synthelabo (France)                                                               3,480,000              208,716
Pharmacia Corp.                                                                          4,448,643              194,406
Novartis AG (Switzerland)                                                                3,775,000              153,316
Novartis AG (ADR)                                                                        1,012,643               40,961
Allergan, Inc.                                                                           2,370,000              139,166
Johnson & Johnson                                                                        2,000,000              108,620
Andrx Group  (1)                                                                         2,720,000               66,994
Wyeth (formerly American Home Products Corp.)                                            1,325,000               56,710
King Pharmaceuticals, Inc.  (1)                                                          2,000,000               42,620
Scios Inc.  (1)                                                                          1,500,000               36,090
Elan Corp., PLC (ADR) (Ireland) (1)                                                     11,580,700               34,626
Pfizer Inc                                                                                 400,000               13,232
Sepracor Inc.  (1)                                                                       1,700,000                9,469
Guilford Pharmaceuticals, Inc.  (1)                                                        332,200                1,306


INSURANCE  -  7.44%
Berkshire Hathaway Inc., Class A  (1)                                                       12,250              894,250
American International Group, Inc.                                                      13,840,000              869,152
XL Capital Ltd., Class A                                                                 4,785,000              352,224
Progressive Corp.                                                                        4,700,000              252,625
Manulife Financial Corp. (Canada)                                                        6,500,000              150,215
Aon Corp.                                                                                3,641,900               71,964
Protective Life Corp.                                                                    1,500,000               49,275
Marsh & McLennan Companies, Inc.                                                           962,200               46,811


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  6.92%
Texas Instruments Inc.                                                                  23,977,800              472,363
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                               282,700,000              413,202
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (1)                                      825,000                6,740
Applied Materials, Inc.  (1)                                                            16,500,000              220,440
KLA-Tencor Corp.  (1)                                                                    5,695,000              187,195
Analog Devices, Inc.  (1)                                                                7,431,666              179,103
Maxim Integrated Products, Inc.  (1)                                                     5,380,000              170,062
Linear Technology Corp.                                                                  6,040,000              158,369
Xilinx, Inc.  (1)                                                                        7,625,000              147,315
Altera Corp.  (1)                                                                       10,990,000              117,703
Samsung Electronics Co., Ltd. (South Korea)                                                407,000              113,027
Cypress Semiconductor Corp.  (1)                                                         6,150,000               64,760
Applied Micro Circuits Corp.  (1)                                                       14,500,000               55,825
LSI Logic Corp.  (1)                                                                     7,000,000               51,310
National Semiconductor Corp.  (1)                                                        2,800,000               44,772
PMC-Sierra, Inc.  (1)                                                                    5,300,000               37,100
Agere Systems Inc., Class A  (1)                                                        22,166,247               35,244
Teradyne, Inc. (1)                                                                       1,800,000               22,770


OIL & GAS  -  5.67%
LUKoil Holding (ADR) (Russia)                                                            3,750,000              238,688
Suncor Energy Inc. (Canada)                                                             13,151,582              237,669
Apache Corp.                                                                             3,600,000              198,216
EOG Resources, Inc.                                                                      5,050,000              175,942
BG Group PLC (United Kingdom)                                                           37,200,000              155,163
Ocean Energy, Inc.                                                                       7,140,800              149,671
Nexen Inc. (Canada)                                                                      5,643,100              142,554
Norsk Hydro AS (ADR) (Norway)                                                            3,036,000              129,030
Shell Canada Ltd. (Canada)                                                               2,980,000               95,176
Noble Energy, Inc.                                                                       2,850,800               95,074
Pogo Producing Co.                                                                       2,644,400               86,869
Petro-Canada (Canada)                                                                    2,650,000               78,358
Imperial Oil Ltd. (Canada)                                                               2,522,651               71,354
Surgutneftegas (ADR) (Russia)                                                            3,677,600               63,622
Canadian Natural Resources, Ltd. (Canada)                                                1,600,000               53,104
Devon Energy Corp.                                                                         833,100               39,156
Murphy Oil Corp.                                                                           439,000               37,600


SPECIALTY RETAIL  -  5.55%
Lowe's Companies, Inc.                                                                  25,663,200            1,061,943
Limited Brands, Inc. (formerly Limited Inc.)                                            17,500,000              267,575
Office Depot, Inc.  (1)                                                                 14,031,900              181,292
Michaels Stores, Inc.  (1)                                                               3,200,000              148,768
Staples, Inc.  (1)                                                                       9,500,000              132,050
CDW Computer Centers, Inc.  (1)                                                          1,750,000               75,110
Payless ShoeSource, Inc.  (1)                                                            1,100,000               58,190
United Rentals, Inc.  (1)                                                                3,000,000               46,350
Circuit City Stores, Inc. - Circuit City Group                                           2,300,000               32,062


SOFTWARE  -  3.20%
Microsoft Corp.  (1)                                                                     9,450,000              463,806
Oracle Corp.  (1)                                                                       27,325,000              262,047
Cadence Design Systems, Inc.  (1)                                                       12,400,000              167,028
PeopleSoft, Inc.  (1)                                                                    5,900,000               94,872
Intuit Inc.  (1)                                                                         1,650,000               73,639
National Instruments Corp.  (1)                                                          1,500,000               42,525
Novell, Inc.  (1)                                                                        9,700,000               25,220
Macromedia, Inc.  (1)                                                                    1,700,000               11,628
BEA Systems, Inc.  (1)                                                                   1,600,000                9,776
BMC Software, Inc.  (1)                                                                    300,000                4,170


WIRELESS TELECOMMUNICATION SERVICES  -  2.75%
AT&T Wireless Services, Inc.  (1)                                                       64,800,000              320,112
Nextel Communications, Inc., Class A  (1)                                               28,400,000              216,124
Nextel Communications, Inc., Series D, 13.00% exchangeable preferred 2009  (1)  (           69,094               44,220
Nextel Communications, Inc. 5.25% convertible senior notes 2010                         48,000,000               30,720
KDDI Corp. (Japan)                                                                          45,000              129,720
NTT DoCoMo, Inc. (Japan)                                                                    45,000               95,583
Sprint Corp. - PCS Group, Series 1  (1)                                                 22,000,000               87,120
Vodafone Group PLC (ADR) (United Kingdom)                                                2,200,000               35,178
Vodafone Group PLC                                                                      16,290,000               26,094
Crown Castle International Corp.  (1)                                                    3,100,000                7,130


TOBACCO  -  2.51%
Philip Morris Companies Inc.                                                            16,560,000              828,000
Gallaher Group PLC (United Kingdom)                                                      3,803,600               38,853
R.J. Reynolds Tobacco Holdings, Inc.                                                       641,666               37,756


DIVERSIFIED FINANCIALS  -  2.48%
Fannie Mae                                                                               5,023,200              380,658
Capital One Financial Corp.                                                              7,000,000              249,690
CIT Group Inc.  (1)                                                                      5,000,000              108,750
SLM Corp. (formerly USA Education Inc.)                                                  1,000,000               91,650
Household International, Inc.                                                            1,800,000               64,998


COMMERCIAL SERVICES & SUPPLIES  -  2.44%
Sabre Holdings Corp., Class A  (1)                                                       5,561,911              149,671
Paychex, Inc.                                                                            5,400,000              126,360
Automatic Data Processing, Inc.                                                          3,222,800              121,725
Waste Management, Inc.                                                                   3,150,000               80,105
Robert Half International Inc.  (1)                                                      4,610,000               79,845
Ceridian Corp.  (1)                                                                      4,740,900               76,186
Allied Waste Industries, Inc.  (1)                                                       8,000,000               69,680
Concord EFS, Inc.  (1)                                                                   3,000,000               61,231
Cendant Corp.  (1)                                                                       3,000,000               42,930
MPS Group, Inc.  (1)                                                                     4,850,000               25,947
Avery Dennison Corp.                                                                       400,000               25,248
ServiceMaster Co.                                                                        2,000,000               22,240


HEALTH CARE PROVIDERS & SERVICES  -  2.21%
HCA Inc.                                                                                 7,000,000              325,850
Cardinal Health, Inc.                                                                    3,734,300              242,132
Lincare Holdings Inc.  (1)                                                               2,575,000               82,529
Universal Health Services, Inc., Class B  (1)                                            1,400,000               64,008
Anthem, Inc.  (1)                                                                          752,400               47,484
WellPoint Health Networks Inc.  (1)                                                        490,200               36,456


HOTELS, RESTAURANTS & LEISURE  -  1.96%
Starbucks Corp.  (1)                                                                    18,700,000              375,870
Carnival Corp.                                                                           7,300,000              178,631
Mandalay Resort Group  (1)                                                               2,450,000               73,745
Fairmont Hotels & Resorts Inc. (Canada)                                                  1,825,000               44,074
MGM Mirage, Inc.   (1)                                                                   1,000,000               35,490


AEROSPACE & DEFENSE  -  1.93%
Lockheed Martin Corp.                                                                    3,550,000              224,786
Northrop Grumman Corp.                                                                   1,500,000              184,200
General Dynamics Corp.                                                                   2,150,000              169,076
Bombardier Inc., Class B (Canada)                                                       27,985,700              120,372


INDUSTRIAL CONGLOMERATES  -  1.82%
Tyco International Ltd.                                                                 23,925,000              375,383
General Electric Co.                                                                     9,290,000              280,094


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.76%
AT&T Corp.                                                                              32,825,000              401,121
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                    5,300,000              157,039
Sprint Corp. - FON Group, Series 1                                                       5,000,000               58,000
KT Corp. (ADR) (South Korea)                                                               450,000               10,219
Broadview Networks Holdings, Inc., Series E, convertible preferred  (1) (2) (4)          1,588,972                5,101
Broadview Networks Holdings, Inc., Series E, warrants, expire 2012  (1) (2) (4)            730,928                2,339
Telewest Communications PLC (United Kingdom) (1)                                        50,000,000                1,068
NTL Inc.  (1)                                                                           11,000,000                  198


AIRLINES  -  1.60%
Southwest Airlines Co.                                                                  27,987,477              397,702
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                 4,447,500              145,478
Continental Airlines, Inc., Class B  (1)                                                 3,170,000               32,239
SkyWest, Inc.                                                                              269,600                4,202


BEVERAGES  -  1.54%
Coca-Cola Co.                                                                            4,930,000              251,430
Anheuser-Busch Companies, Inc.                                                           2,920,000              155,227
PepsiCo, Inc.                                                                            2,250,000               88,987
Adolph Coors Co., Class B                                                                1,010,000               60,651


BIOTECHNOLOGY  -  1.51%
Genentech, Inc.  (1)                                                                     6,000,000              196,740
Amgen Inc.  (1)                                                                          2,100,000               94,563
Gilead Sciences, Inc.  (1)                                                               2,150,000               68,972
Amylin Pharmaceuticals, Inc.  (1)                                                        3,935,500               47,478
IDEXX Laboratories, Inc.  (1)                                                            1,550,000               45,089
Affymetrix, Inc.  (1)  (4)                                                               2,000,000               36,020
OSI Pharmaceuticals, Inc.  (1)                                                           1,500,000               23,520
ICOS Corp.  (1)                                                                            725,000               17,603
Cell Therapeutics, Inc.  (1)                                                             1,445,000                7,586
ILEX Oncology, Inc.  (1)                                                                 1,085,800                6,450


ENERGY EQUIPMENT & SERVICES  -  1.45%
Schlumberger Ltd.                                                                        5,880,000              254,075
Baker Hughes Inc.                                                                        4,900,000              134,750
Halliburton Co.                                                                          5,000,000               76,000
BJ Services Co.  (1)                                                                     1,600,000               48,800
Nabors Industries Ltd. (formerly Nabors Industries, Inc.)  (1)                             325,000               10,731


INTERNET & CATALOG RETAIL  -  1.43%
USA Interactive (formerly USA Networks, Inc.)  (1)                                      17,550,000              375,921
eBay Inc.  (1)                                                                           2,497,300              141,322


COMPUTERS & PERIPHERALS  -  1.20%
International Business Machines Corp.                                                    2,000,000              150,760
Lexmark International, Inc., Class A  (1)                                                2,000,000               94,400
Fujitsu Ltd. (Japan)                                                                    14,400,000               77,680
Sun Microsystems, Inc.  (1)                                                             17,300,000               63,837
Dell Computer Corp.  (1)                                                                 1,763,600               46,947


COMMUNICATIONS EQUIPMENT  -  1.11%
Cisco Systems, Inc.  (1)                                                                14,380,000              198,732
Nokia Corp. (ADR) (Finland)                                                             12,800,000              170,112
Motorola, Inc.                                                                           1,276,500               15,318
Corning Inc.  (1)                                                                        6,072,400               12,145
Nortel Networks Corp. (Canada) (1)                                                       3,800,000                3,990
Nexsi Systems Corp., Series C, convertible preferred  (1) (2) (4)                        1,439,084                   14


BANKS  -  1.10%
Bank of New York Co., Inc.                                                               9,075,000              318,986
Mizuho Holdings, Inc. (Japan)                                                               32,000               68,510
Kookmin Bank (South Korea)                                                                 175,000                8,252


MULTILINE RETAIL  -  1.01%
Target Corp.                                                                            10,719,100              366,593
Wal-Mart de Mexico, SA de CV, Series V                                                     512,700                1,380
Wal-Mart de Mexico, SA de CV, Series C                                                       5,788                   14


AIR FREIGHT & LOGISTICS  -  0.88%
FedEx Corp.                                                                              4,700,000              222,545
United Parcel Service, Inc., Class B                                                     1,503,300               96,076


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.74%
Flextronics International Ltd. (Singapore) (1)                                           9,923,600               93,976
Hirose Electric Co., Ltd. (Japan)                                                          840,000               63,722
Solectron Corp.  (1)                                                                     9,884,000               36,768
Jabil Circuit, Inc.  (1)                                                                 1,920,000               35,923
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                            4,600,000               17,516
Celestica Inc. (Canada) (1)                                                                550,000               12,634
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                          130,000                6,272


INTERNET SOFTWARE & SERVICES  -  0.62%
Yahoo! Inc.  (1)                                                                        10,500,000              108,045
VeriSign, Inc.  (1)                                                                     10,903,200               78,285
PayPal, Inc.  (1)                                                                        1,350,000               29,457
ProAct Technologies Corp., Series C, convertible preferred  (1) (2) (4)                  6,500,000                4,298
Homestore, Inc. (formerly Homestore.com, Inc.)  (1)                                      4,100,000                2,378


FOOD PRODUCTS  -  0.56%
Unilever NV (New York registered) (Netherlands)                                          1,700,000              100,589
Kerry Group PLC, Class A (Ireland)                                                       5,500,000               82,858
General Mills, Inc.                                                                        425,000               17,888


FOOD & DRUG RETAILING  -  0.53%
Walgreen Co.                                                                             5,100,000              177,225
Whole Foods Market, Inc.  (1)                                                              300,000               13,398


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.51%
Applera Corp. - Applied Biosystems Group                                                 7,000,000              138,670
Applera Corp. - Celera Genomics Group  (1)                                                 528,800                4,997
Becton, Dickinson and Co.                                                                1,000,000               30,530
Guidant Corp.  (1)                                                                         300,000               11,040


METALS & MINING  -  0.50%
Rio Tinto PLC (United Kingdom)                                                           4,000,000               70,204
BHP Billiton Ltd. (Australia)                                                           12,266,661               61,484
Arch Coal, Inc.                                                                          2,600,000               47,580


CHEMICALS  -  0.41%
Monsanto Co.                                                                             3,769,142               69,239
Dow Chemical Co.                                                                         1,986,500               60,032
Millennium Chemicals Inc.                                                                1,425,000               18,953


ROAD & RAIL  -  0.31%
Burlington Northern Santa Fe Corp.                                                       3,950,000              113,602


OTHER INDUSTRIES -  1.12%
El Paso Corp.                                                                            5,150,000               87,087
Deere & Co.                                                                              1,525,000               70,028
Sony Corp. (Japan)                                                                       1,600,000               69,724
Questar Corp.                                                                            2,475,000               61,726
Sealed Air Corp.  (1)                                                                    3,130,000               48,484
Estee Lauder Companies Inc., Class A                                                     1,200,000               35,940
Edison International  (1)                                                                2,548,100               30,526
Polo Ralph Lauren Corp., Class A  (1)                                                      300,000                6,498


Miscellaneous  -  2.10%
Other equity securities in initial period of acquisition                                                        761,226

Total equity securities (cost: $35,457,684,000)                                                              31,079,606


                                                                                         Principal               Market
                                                                                            amount                value
Fixed-income                                                                                 (000)                (000)
MEDIA -  0.37%
AOL Time Warner Inc.:
!5.625% 2005                                                                                $4,360               $4,077
!6.125% 2006                                                                                15,000               14,107
!6.75% 2011                                                                                 56,500               51,377
!6.875% 2012                                                                                40,750               36,713
Time Warner Companies, Inc. 9.125% 2013                                                     26,720               25,905

Total fixed-income (cost: $118,783,000)                                                                         132,179


                                                                                         Principal               Market
                                                                                            amount                value
Short-term securities                                                                        (000)                (000)

Federal agency discount notes  -  7.56%
Fannie Mae 1.625%-2.115% due 9/3/2002-1/15/2003                                         $1,274,857           $1,272,095
Freddie Mac 1.63%-2.03% due 9/5-11/27/2002                                                 798,858              797,232
Federal Home Loan Banks 1.62%-1.79% due 9/13-12/20/2002                                    572,999              571,477
Sallie Mae 1.711% due 12/19/2002 (5)                                                        50,000               50,000
Tennessee Valley Authority 1.63%-1.65% due 9/20-10/10/2002                                  38,400               38,342
                                                                                                 0
Corporate short-term notes  -  4.87%                                                             0
Procter & Gamble Co. 1.72%-1.74% due 9/24-10/21/2002 (4)                                   111,100              110,917
Corporate Asset Funding Co. Inc. 1.74%-1.80% due 9/6-9/23/2002 (4)                         105,000              104,940
Gannett Co. 1.72%-1.75% due 9/10-9/18/2002 (4)                                             100,000               99,940
American Express Credit Corp. 1.70%-1.75% due 9/10-10/22/2002                              100,000               99,851
Pfizer Inc 1.69%-1.71% due 9/25-10/4/2002 (4)                                              100,000               99,848
Abbott Laboratories 1.67%-1.70% due 9/25-10/25/2002 (4)                                    100,000               99,816
Wells Fargo & Co. 1.70%-1.72% due 9/19-10/18/2002                                          100,000               99,795
Wal-Mart Stores, Inc. 1.73% due 9/16-9/24/2002 (4)                                          90,000               89,914
ChevronTexaco Corp. 1.75% due 9/23-9/24/2002                                                75,000               74,915
New Center Asset Trust 1.74%-1.78% due 10/3-10/22/2002                                      75,000               74,851
Household Finance Corp. 1.72%-1.75% due 9/9-10/1/2002                                       73,600               73,534
Schlumberger Technology Corp. 1.72%-1.79% due 9/3-9/30/2002 (4)                             70,000               69,956
Triple-A One Funding Corp. 1.71%-1.73% due 9/9-10/11/2002 (4)                               65,495               65,411
Executive Jet Inc. 1.70% due 10/2-10/3/2002 (4)                                             60,000               59,908
FCAR Owner Trust 1.73% due 9/13-9/20/2002                                                   50,000               49,960
Emerson Electric Co. 1.69%-1.74% due 9/6-10/24/2002 (4)                                     50,000               49,951
SBC International Inc. 1.70%-1.73% due 9/19-10/2/2002 (4)                                   50,000               49,947
AIG Funding Inc. 1.72%-1.74% due 9/23-10/7/2002                                             50,000               49,928
Edison Asset Securitization LLC 1.72%-1.79% due 10/1-10/25/2002 (4)                         50,000               49,900
General Dynamics Corp. 1.71%-1.75% due 9/26-11/4/2002 (4)                                   49,995               49,879
Archer Daniels Midland Co. 1.74%-1.75% due 9/24-11/13/2002 (4)                              50,000               49,849
Motiva Enterprises LLC 1.72%-1.74% due 9/9-9/17/2002                                        49,500               49,469
Merck & Co., Inc. 1.70%-1.71% due 9/12-9/20/2002                                            40,000               39,968
Harvard University 1.69%-1.74% due 9/19-10/18/2002                                          35,000               34,948
Medtronic, Inc. 1.70%-1.75% due 10/21-10/31/2002 (4)                                        30,000               29,920
Private Export Funding Corp. 1.85% due 12/11/2002 (4)                                       30,000               29,850
                                                                                                 0
                                                                                                 0
U.S. Treasuries  -  1.26%                                                                        0
U.S. Treasury Bills 1.615%-1.793% due 9/5-12/19/2002                                       457,800              456,474
                                                                                                 0
Total short-term securities (cost: $4,942,736,000)                                               0            4,942,785
                                                                                                 0
Total investment securities (cost: $40,519,203,000)                                                          36,154,570

New Taiwanese Dollar (cost: $1,379,000)                                                  NT$46,263                1,355

Excess of payables over cash and receivables                                                                    (43,833)

Net assets                                                                                                  $36,112,092

(1) Non-income-producing security.
(2) Valued under procedures adopted by authority of the Board of Directors.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(5) Coupon rate may change periodically.

ADR = American Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Independent Auditor's Report.

See Notes to Financial Statements


The Growth Fund of America
Financial statements

Statement of assets and liabilities
at August 31, 2002 (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market
  (cost: $40,519,203)                                                                                           $36,154,570
 Cash denominated in non-U.S. currencies
  (cost: $1,379)                                                                                                      1,355
 Cash                                                                                                                    88
 Receivables for:
  Sales of investments                                                                 $28,805
  Sales of fund's shares                                                               102,176
  Dividends and interest                                                                30,278                      161,259
                                                                                                                 36,317,272
Liabilities:
 Payables for:
  Purchases of investments                                                             139,048
  Repurchases of fund's shares                                                          33,453
  Investment advisory services                                                           9,437
  Services provided by affiliates                                                       21,979
  Deferred Directors' compensation                                                         811
  Other fees and expenses                                                                  452                      205,180
Net assets at August 31, 2002                                                                                   $36,112,092

Net assets consist of:
 Capital paid in on shares of capital stock                                                                     $42,657,289
 Undistributed net investment income                                                                                 15,477
 Accumulated net realized loss                                                                                   (2,196,173)
 Net unrealized depreciation                                                                                     (4,364,501)
Net assets at August 31, 2002                                                                                   $36,112,092

Total authorized capital stock - 3,500,000 shares, $0.001 par value
                                                          Net assets        Shares outstanding    Net asset value per share
                                                                                                                         (1)
Class A                                                  $30,644,324                 1,650,417                       $18.57
Class B                                                    2,169,607                   118,656                        18.28
Class C                                                    1,369,844                    75,022                        18.26
Class F                                                    1,576,082                    85,069                        18.53
Class 529-A                                                  144,143                     7,766                        18.56
Class 529-B                                                   39,353                     2,130                        18.48
Class 529-C                                                   45,318                     2,452                        18.48
Class 529-E                                                    5,518                       298                        18.55
Class R-1                                                      1,265                        68                        18.53
Class R-2                                                      7,792                       420                        18.53
Class R-3                                                     11,081                       597                        18.55
Class R-4                                                      3,104                       167                        18.57
Class R-5                                                     94,661                     5,094                        18.58
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $19.70 and $19.69, respectively.

See Notes to Financial Statements

Statement of operations for the year ended August 31, 2002 Investment income:
 Income:                                         (dollars in thousands)

  Dividends (net of non-U.S. withholding tax of $8,047)                                                           $215,969
  Interest                                                                             141,710                     $357,679

 Fees and expenses:
  Investment advisory services                                                         119,116
  Distribution services                                                                118,044
  Transfer agent services                                                               54,968
  Administrative services                                                                4,174
  Reports to shareholders                                                                1,235
  Registration statement and prospectus                                                  5,154
  Postage, stationery and supplies                                                       7,308
  Directors' compensation                                                                   18
  Auditing and legal                                                                        77
  Custodian                                                                              2,274
  State and local taxes                                                                      1
  Other                                                                                     34
  Total expenses before waiver                                                         312,403
   Expenses waived                                                                           3                      312,400
 Net investment income                                                                                              $45,279

Net realized loss and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                       (2,193,355)
  Non-U.S. currency transactions                                                        (3,592)                  (2,196,947)
 Net unrealized (depreciation) appreciation on:
  Investments                                                                       (6,613,735)
  Non-U.S. currency translations                                                           166                   (6,613,569)
   Net realized loss and
    unrealized depreciation
    on investments and non-U.S. currency                                                                         (8,810,516)
Net decrease in net assets resulting
 from operations                                                                                                 (8,765,237)



See Notes to Financial Statements



Statement of changes in net assets                                                 (dollars in                   thousands)

                                                                                    Year ended
                                                                                     August 31
                                                                                         2,002                        2,001
Operations:
 Net investment income                                                                  45,279                      202,278
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                    (2,196,947)                     519,724
 Net unrealized depreciation
  on investments and non-U.S. currency translations                                 (6,613,569)                 (11,956,287)
  Net decrease in net assets
   resulting from operations                                                        (8,765,237)                 (11,234,285)

Dividends and distributions paid to shareholders:
  Dividends from net investment income                                                 (70,809)                    (173,095)
  Distributions from net realized gain
   on investments                                                                            -                   (4,924,761)
    Total dividends and distributions paid
     to shareholders                                                                   (70,809)                  (5,097,856)

Capital share transactions                                                           8,463,322                   11,722,324

Total decrease in net assets                                                         ($372,724)                 ($4,609,817)

Net assets:
 Beginning of year                                                                  36,484,816                   41,094,633
 End of year (including
  undistributed net investment income: $15,477 and $47,027,
  respectively)                                                                    $36,112,092                  $36,484,816

See Notes to Financial Statements

Notes to Financial Statements

1. Organization and significant accounting policies

Organization - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class         Up to 5.75%                 None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F*
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------
* As of August 31, 2002, there were no Class 529-F shares outstanding.


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

          Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of August 31, 2002, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $40,524,526,000.

During the year ended August 31, 2002, the fund reclassified $3,086,000 from undistributed net realized gains to additional paid-in capital to align financial reporting with tax reporting.

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              (dollars in
                                                               thousands)
Undistributed net investment income and currency gains          $19,305
Loss deferrals related to non-U.S. currency that were
realized during the period November                             (3,016)
1,2001 through August 31, 2002
Short-term and long-term capital loss deferrals             (2,192,229)
Gross unrealized appreciation                                 3,590,292
Gross unrealized depreciation                               (7,958,893)

Short-term and long-term capital loss deferrals above include a capital loss carryforward of $424,032,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included are capital losses of $1,768,197,000 that were realized during the period November 1, 2001 through August 31, 2002.

The tax character of distributions paid was as follows (dollars in thousands):

Year ended August 31, 2002


                                            Distributions from ordinary income
Share class                           Net investment income and currency gains       Short-term capital gains
Class A                                                                $68,401                              -
Class F                                                                  2,408                              -
Total                                                                   70,809                              -

Year ended August 31, 2001
                                            Distributions from ordinary income
Share class                           Net investment income and currency gains       Short-term capital gains
Class A                                                               $171,331                              -
Class B                                                                  1,764                              -
Total                                                                  173,095                              -





                                      Distributions from long-term capital gain      Total distributions paid
Share class
Class A                                                                      -                        $68,401
Class F                                                                      -                          2,408
Total                                                                        -                         70,809

Year ended August 31, 2001
                                      Distributions from long-term capital gain      Total distributions paid
Share class
Class A                                                             $4,839,060                     $5,010,391
Class B                                                                 85,701                         87,465
Total                                                                4,924,761                      5,097,856



4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.276% on such assets in excess of $55 billion. For the year ended August 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.310% of average daily net assets.


Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the next page. In some cases, the Board of Directors has approved expense amounts lower than plan limits.


         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $13,442,000 for Class A. As of August 31, 2002, there were no unreimbursed expenses which remain subject to reimbursement for Class 529-A.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended August 31, 2002, were as follows (dollars in thousands):

-----------------------------------------------------------------------
  Share class      Distribution    Transfer agent    Administrative
                     services         services          services
-----------------------------------------------------------------------
    Class A          $85,825          $51,578        Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class B           19,603           3,390         Not applicable
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    Class C            9,625                             $1,972





                                      Included
                                         in
                                   administrative
                                      services
----------------------------------                 --------------------
----------------------------------                 --------------------
    Class F            2,611                              1,965
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-A           110                                120
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-B          117                                 38
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-C           134                                 41
----------------------------------                 --------------------
----------------------------------                 --------------------
  Class 529-E            6                                  3
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-1             1                                  1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-2             5                                  4
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-3            6                                   4
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-4            1                                   1
----------------------------------                 --------------------
----------------------------------                 --------------------
   Class R-5      Not applicable                           25
-----------------------------------------------------------------------
* Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Year ended August 31, 2002

Share class                                     Sales(1)          Reinvestments of dividends and distributions
                                                  Amount          Shares           Amount         Shares
Class A                                      $10,104,102         461,456          $67,563          2,886
Class B                                        1,493,185          68,694                -              -
Class C                                        1,426,724          65,844                -              -
Class F                                        1,822,121          83,859            2,205             94
Class 529-A(2)                                   168,094           7,848                -              -
Class 529-B(2)                                    45,892           2,159                -              -
Class 529-C(2)                                    52,677           2,472                -              -
Class 529-E(2)                                     6,190             300                -              -
Class R-1(3)                                       1,362              73                -              -
Class R-2(3)                                       8,326             448                -              -
Class R-3(3)                                      12,900             681                -              -
Class R-4(3)                                       3,131             171                -              -
Class R-5(3)                                     112,787           5,312                -              -
Total net increase (decrease) in fund        $15,257,491         699,317          $69,768          2,980

Year ended August 31, 2001
Share class                                     Sales(1)           Reinvestments of dividends and distributions
                                                  Amount          Shares               Amount         Shares
Class A                                      $10,078,469         365,970           $4,828,852        178,384
Class B                                        1,358,061          50,808               85,046          3,156
Class C(4)                                       419,123          17,061                    -              -
Class F(4)                                       386,907          15,619                    -              -
Total net increase (decrease) in fund        $12,242,560         449,458           $4,913,898        181,540





                                                            Repurchases(1)          Net increase
                                                     Amount         Shares                        Amount        Shares
Class A                                         ($6,165,610)      (293,074)                   $4,006,055       171,268
Class B                                            (255,386)       (12,588)                    1,237,799        56,106
Class C                                            (150,771)        (7,614)                    1,275,953        58,230
Class F                                            (282,984)       (13,977)                    1,541,342        69,976
Class 529-A(2)                                       (1,635)           (82)                      166,459         7,766
Class 529-B(2)                                         (576)           (29)                       45,316         2,130
Class 529-C(2)                                         (395)           (20)                       52,282         2,452
Class 529-E(2)                                          (42)            (2)                        6,148           298
Class R-1(3)                                            (83)            (5)                        1,279            68
Class R-2(3)                                           (514)           (28)                        7,812           420
Class R-3(3)                                         (1,567)           (84)                       11,333           597
Class R-4(3)                                            (70)            (4)                        3,061           167
Class R-5(3)                                         (4,304)          (218)                      108,483         5,094
Total net increase (decrease) in fund           ($6,863,937)      (327,725)                   $8,463,322       374,572

Year ended August 31, 2001
Share class                                                  Repurchases(1)          Net increase
                                                         Amount         Shares                    Amount        Shares
Class A                                             ($5,331,055)      (197,798)               $9,576,266       346,556
Class B                                                 (83,616)        (3,255)                1,359,491        50,709
Class C(4)                                               (6,506)          (269)                  412,617        16,792
Class F(4)                                              (12,957)          (526)                  373,950        15,093
Total net increase (decrease) in fund               ($5,434,134)      (201,848)              $11,722,324       429,150




(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002. (3) Class R-1, Class R-2, Class R-3, Class R-4 and
Class R-5 shares were offered beginning May 15, 2002. (4) Class C and Class F shares were offered beginning March 15, 2001.


6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of August 31, 2002, the total value of restricted securities was $1,157,721,000, which represents 3.21% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $19,217,601,000 and $9,612,256,000, respectively, during the year ended August 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2002, the custodian fee of $2,274,000 includes $21,000 that was offset by this reduction, rather than paid in cash.



Financial Highlights                   (1)



                                                                 Income from investment operations (2)
                                                                                                    Net
                                                      Net asset                           (losses) gains
                                                          value,              Net          on securities Total from
                                                       beginning        investment        (both realized  investment
                                                       of period     income (loss)       and unrealized)  operations
Class A:
 Year ended 8/31/2002                                     $23.20             $0.04                ($4.62)     ($4.58)
 Year ended 8/31/2001                                      35.91              0.15                 (8.62)      (8.47)
 Year ended 8/31/2000                                      26.20              0.18                 12.77       12.95
 Year ended 8/31/1999                                      17.95              0.07                 10.48       10.55
 Year ended 8/31/1998                                      20.14              0.10                 (0.10)          -
Class B:
 Year ended 8/31/2002                                      22.98             (0.13)                (4.57)      (4.70)
 Year ended 8/31/2001                                      35.79             (0.07)                (8.56)      (8.63)
 Period from 3/15/2000 to 8/31/2000                        32.44                 -  (3)             3.35        3.35
Class C:
 Year ended 8/31/2002                                      22.95             (0.13)                (4.56)      (4.69)
 Period from 3/15/2001 to 8/31/2001                        23.78             (0.08)                (0.75)      (0.83)
Class F:
 Year ended 8/31/2002                                      23.19              0.03                 (4.61)      (4.58)
 Period from 3/15/2001 to 8/31/2001                        23.92              0.02                 (0.75)      (0.73)
Class 529-A:
 Period from 2/15/2002 to 8/31/2002                        22.62              0.01                 (4.07)      (4.06)
Class 529-B:
 Period from 2/15/2002 to 8/31/2002                        22.62             (0.08)                (4.06)      (4.14)
Class 529-C:
 Period from 2/15/2002 to 8/31/2002                        22.62             (0.08)                (4.06)      (4.14)
Class 529-E:
 Period from 3/1/2002 to 8/31/2002                         22.95             (0.02)                (4.38)      (4.40)
Class R-1:
 Period from 6/6/2002 to 8/31/2002                         21.08             (0.03)                (2.52)      (2.55)
Class R-2:
 Period from 5/21/2002 to 8/31/2002                        22.11             (0.03)                (3.55)      (3.58)
Class R-3:
 Period from 5/21/2002 to 8/31/2002                        22.11             (0.01)                (3.55)      (3.56)
Class R-4:
 Period from 5/28/2002 to 8/31/2002                        22.01              0.01                 (3.45)      (3.44)
Class R-5:
 Period from 5/15/2002 to 8/31/2002                        22.40              0.03                 (3.85)      (3.82)


                                                      Dividends and distributions

                                                     Dividends
                                                     (from net     Distributions                           Net asset
                                                    investment     (from capital               Total       value, end
                                                       income)            gains)       distributions        of period
Class A:
 Year ended 8/31/2002                                    ($0.05)           $    -              ($0.05)          $18.57
 Year ended 8/31/2001                                     (0.15)            (4.09)              (4.24)           23.20
 Year ended 8/31/2000                                     (0.04)            (3.20)              (3.24)           35.91
 Year ended 8/31/1999                                     (0.09)            (2.21)              (2.30)           26.20
 Year ended 8/31/1998                                     (0.13)            (2.06)              (2.19)           17.95
Class B:
 Year ended 8/31/2002                                         -                 -                   -            18.28
 Year ended 8/31/2001                                     (0.09)            (4.09)              (4.18)           22.98
 Period from 3/15/2000 to 8/31/2000                           -                 -                   -            35.79
Class C:
 Year ended 8/31/2002                                         -                 -                   -            18.26
 Period from 3/15/2001 to 8/31/2001                           -                 -                   -            22.95
Class F:
 Year ended 8/31/2002                                     (0.08)                -               (0.08)           18.53
 Period from 3/15/2001 to 8/31/2001                           -                 -                   -            23.19
Class 529-A:
 Period from 2/15/2002 to 8/31/2002                           -                 -                   -            18.56
Class 529-B:
 Period from 2/15/2002 to 8/31/2002                           -                 -                   -            18.48
Class 529-C:
 Period from 2/15/2002 to 8/31/2002                           -                 -                   -            18.48
Class 529-E:
 Period from 3/1/2002 to 8/31/2002                            -                 -                   -            18.55
Class R-1:
 Period from 6/6/2002 to 8/31/2002                            -                 -                   -            18.53
Class R-2:
 Period from 5/21/2002 to 8/31/2002                           -                 -                   -            18.53
Class R-3:
 Period from 5/21/2002 to 8/31/2002                           -                 -                   -            18.55
Class R-4:
 Period from 5/28/2002 to 8/31/2002                           -                 -                   -            18.57
Class R-5:
 Period from 5/15/2002 to 8/31/2002                           -                 -                   -            18.58


                                                                                   Ratio of             Ratio of
                                                                    Net assets,     expenses      net income (loss
                                                         Total    end of period   to average           to average
                                                     return (3)   (in millions)   net assets           net assets

Class A:
 Year ended 8/31/2002                                    (19.80)%      $30,644         0.75%                0.18%
 Year ended 8/31/2001                                      (25.28)      34,312         0.71                 0.56
 Year ended 8/31/2000                                       53.51       40,671         0.70                 0.58
 Year ended 8/31/1999                                       61.26       20,673         0.70                 0.28
 Year ended 8/31/1998                                       (0.24)      11,798         0.70                 0.48
Class B:
 Year ended 8/31/2002                                      (20.45)       2,170         1.52                (0.60)
 Year ended 8/31/2001                                      (25.83)       1,437         1.48                (0.29)
 Period from 3/15/2000 to 8/31/2000                         10.33          424         0.66                (0.01)
Class C:
 Year ended 8/31/2002                                      (20.44)       1,370         1.55                (0.63)
 Period from 3/15/2001 to 8/31/2001                         (3.49)         385         0.80                (0.34)
Class F:
 Year ended 8/31/2002                                      (19.83)       1,576         0.77                 0.15
 Period from 3/15/2001 to 8/31/2001                         (3.05)         350         0.38                 0.08
Class 529-A:
 Period from 2/15/2002 to 8/31/2002                        (17.95)         144         0.86  (5)            0.07    (5)
Class 529-B:
 Period from 2/15/2002 to 8/31/2002                        (18.30)          39         1.66  (5)           (0.74)   (5)
Class 529-C:
 Period from 2/15/2002 to 8/31/2002                        (18.30)          45         1.64  (5)           (0.72)   (5)
Class 529-E:
 Period from 3/1/2002 to 8/31/2002                         (19.17)           6         0.56  (5)           (0.10)   (5)
Class R-1:
 Period from 6/6/2002 to 8/31/2002                         (12.10)           1         0.36  (6)           (0.16)
Class R-2:
 Period from 5/21/2002 to 8/31/2002                        (16.19)           8         0.42  (6)           (0.17)
Class R-3:
 Period from 5/21/2002 to 8/31/2002                        (16.10)          11         0.31  (6)           (0.06)
Class R-4:
 Period from 5/28/2002 to 8/31/2002                        (15.63)           3         0.20  (6)            0.05
Class R-5:
 Period from 5/15/2002 to 8/31/2002                        (17.05)          95         0.13                 0.14


                                                        Year ended August
                                                                 2002              2001    2000

Portfolio turnover rate for all classes of shares                  30%              36%      47%


                                                                  1999          1998

                                                                   46%           39%





(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year. (2) Years ended 1999 and
1998 are based on shares outstanding on the last day of the year; all other periods are
    based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Annualized.
(5)  During the start-up period for this class, CRMC voluntarity agreed to pay a portion of the fees related to transfer agency services. Had CRMC not paid such fees, expense ratios would have been .46%, .49%, .33% and .25% for
     Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of espense ratios expected in the future.



Independent Auditors' Report

To the Board of Directors and Shareholders of The Growth Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Growth Fund of America, Inc. (the "Fund"), including the investment portfolio, as of August 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Growth Fund of America, Inc. as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
October 1, 2002


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

Since the information above is reported for the fund's fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2003 to determine the calendar year amounts to be included on their 2002 tax returns. Shareholders should consult their tax advisers.


                                                      PART C
                                                 OTHER INFORMATION

                                         THE GROWTH FUND OF AMERICA, INC.


Item 23.          Exhibits

(a)      On file (see SEC file nos. 811-862 and 2-14728)
(b)      On file (see SEC file nos. 811-862 and 2-14728)
(c)      On file (see SEC file nos. 811-862 and 2-14728)
(d)      On file (see SEC file nos. 811-862 and 2-14728)
(e)      On file (see SEC file nos. 811-862 and 2-14728)
(f)      None
(g)      On file (see SEC file nos. 811-862 and 2-14728)
(h)      On file (see SEC file nos. 811-862 and 2-14728)
(i)      On file (see SEC file nos. 811-862 and 2-14728)
(j)      Consent of Independent Auditors
(k)      None
(l)      Not applicable to this filing
(m)      On file (see SEC file nos. 811-862 and 2-14728)
(n)      On file (see SEC file nos. 811-862 and 2-14728)
(o)      None
(p)      On file (see SEC file nos. 811-862 and 2-14728)

Item 24.          Persons Controlled by or under Common Control with Registrant

                  None

Item 25.          Indemnification

                  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself if not permitted to indemnify the individual.

                  The Articles of Incorporation state:

                  The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (b) its officers to the same extent it shall indemnify its directors; and
(c) its officers who are not directors to such further extent as shall be authorized

                                      The Growth Fund of America, Inc. -- C-1
by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with law.

                  The By-Laws of the Corporation state:

                  Section 5.01. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, may be indemnified by the Corporation against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding in the manner and on the terms provided by, and to the fullest extent authorized by, applicable state law, and shall be indemnified by the Corporation against such expenses, judgments, fines, and amounts in the manner and to the fullest extent required by applicable state law. However, no indemnification may be made under this section in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Corporation or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the proceeding, or (2) independent legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

                  Section 5.02. No expenses incurred by a director, officer, employee, or agent of the Corporation in defending a civil or criminal action, suit, or proceeding to which he is a party may be paid or reimbursed by the Corporation in advance of the final disposition of such action, suit, or proceeding unless:

(1) One of the following determines, on the basis of the facts then known to it, that there is reason to believe that indemnification would be permissible:

(a) a majority of a quorum of disinterested  non-party directors,  or, if such a quorum cannot be obtained, a majority of a committee of two or more disinterested non-party directors duly designated to act in the matter by a majority vote of the full board;

(b) special legal counsel selected by such a committee or such a quorum of disinterested non-party directors; or

(c) the stockholders; and

(2) the Corporation receives the following from the prospective recipient of the advance:

(a) a written affirmation of his good faith belief that he met the standard of conduct necessary for indemnification; and

(b) an undertaking to repay the advance if it is ultimately determined that he is not entitled to indemnification under this Article.


                                      The Growth Fund of America, Inc. -- C-2

                  Section 5.03. The Corporation is authorized to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under the provisions of this Article. Anything in this Article V to the contrary notwithstanding, however, the Corporation shall not pay for insurance which protects any director or officer against liabilities arising from action involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; provided, that any such insurance may cover any of such categories if it provides only for payment to the Corporation and/or third parties of any damages caused by a director or officer, and also provides that the insurance company would be subrogated to the rights of the Corporation to recover from the director or officer.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).

Item 26.          Business and Other Connections of Investment Adviser

                  None

Item 27.          Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of:
AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High- Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.




                                      The Growth Fund of America, Inc. -- C-3



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Robert B. Aprison                        Vice President                                        None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Regional Vice President                               None
       9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Vice President                                        None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613



                                      The Growth Fund of America, Inc. -- C-4




(b)                 (1)                                       (2)                                      (3)
       Alan Brown                               Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

B      J. Peter Burns                           Vice President                                        None

       Cody Callaway                            Regional Vice President                               None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Vice President                                        None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

       Denise M. Cassin                         Vice President                                        None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David Charlton                           Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Assistant Vice President                              None

       Ruth M. Collier                          Senior Vice President                                 None
       29 Landsdowne Drive
       Larchmont, NY 10538



                                      The Growth Fund of America, Inc. -- C-5




(b)                 (1)                                       (2)                                      (3)
S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Boulevard
       Coral Gables, FL  33134

       Joseph G. Cronin                         Regional Vice President                               None
       1533 Wilmot Road
       Deerfield, IL 60015

       William F. Daugherty                     Regional Vice President                               None
       1216 Highlander Way
       Mechanicsburg, PA 17050

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Regional Vice President                               None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President                                 None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037



                                      The Growth Fund of America, Inc. -- C-6




(b)                 (1)                                       (2)                                      (3)
       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Regional Vice President                               None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

       Daniel B. Frick                          Regional Vice President                               None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024



                                      The Growth Fund of America, Inc. -- C-7




(b)                 (1)                                       (2)                                      (3)
       Jeffrey J. Greiner                       Vice President                                        None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                              None

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       8504 Scenic View Drive, Apt. 103
       Fishers, IN 46038

       Steven J. Hipsley                        Regional Vice President                               None
       100 Kaydeross Park Road
       Saratoga Springs, NY 12866

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Regional Vice President                               None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073



                                      The Growth Fund of America, Inc. -- C-8




(b)                 (1)                                       (2)                                      (3)
       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

       Dianne L. Koske                          Assistant Vice President
       122 Clydesdale Court
       Hampton, VA 23666

       Andrew R. LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Director, Senior Vice President                       None



                                      The Growth Fund of America, Inc. -- C-9




(b)                 (1)                                       (2)                                      (3)
       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre                        Senior Vice President                                 None

S      John V. McLaughlin                       Senior Vice President                                 None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                           Vice President                                        None
       304 River Oaks Road
       Brentwood, TN  37027

       Peter A. Nyhus                           Vice President                                        None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                            Vice President                                        None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Gary A. Peace                            Regional Vice President                               None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4730 East Indian School Road
       Suite 120
       Phoenix, AZ 85018



                                     The Growth Fund of America, Inc. -- C-10




(b)                 (1)                                       (2)                                      (3)
       David K. Petzke                          Regional Vice President                               None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim                      Assistant Vice President                              None

       Carl S. Platou                           Vice President                                        None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Littleton, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       418 S. Royal Street
       Alexandria, VA 22314

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                      Chairman of the Board

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

H      Steve Rubin                              Assistant Vice President                              None

       Dean B. Rydquist                         Senior Vice President                                 None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005



                                     The Growth Fund of America, Inc. -- C-11




(b)                 (1)                                       (2)                                      (3)
       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Vice President                                        None
       31465 St. Andrews
       Westlake, OH  44145

       Shannon D. Schofield                     Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie Senft                            Vice President                                        None

L      R. Michael Shanahan                      Director                                              None

       Brad Short                               Regional Vice President                               None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon                         Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

       Jerry L. Slater                          Regional Vice President                               None
       4152 42nd Avenue, NE
       Seattle, WA 98105

       Rodney G. Smith                          Senior Vice President                                 None
       100 N. Central Expressway
       Suite 1214
       Richardson, TX  75080

       Anthony L. Soave                         Regional Vice President                               None



       5397 W. Rosebud Court, S.E.
       Kentwood, MI 49512

L      Therese L. Soullier                      Assistant Vice President                              None



                                     The Growth Fund of America, Inc. -- C-12




(b)                 (1)                                       (2)                                      (3)
       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Regional Vice President                               None
       2438 Broadmeade Road
       Louisville, KY 40205

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Vice President                                        None

L      Drew W. Taylor                           Vice President                                        None

       Gary J. Thoma                            Regional Vice President                               None
       21 White Cloud
       HCR 1 Box 172-A
       Keshena, WI 54135

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None



                                     The Growth Fund of America, Inc. -- C-13




(b)                 (1)                                       (2)                                      (3)
I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                           Regional Vice President                               None
       39 Old Course Drive
       Newport Beach, CA 92660

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

       Thomas E. Warren                         Vice President                                        None
       7347 Turnstone Road
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President,                                None
                                                Treasurer and Controller

       Gregory J. Weimer                        Vice President                                        None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Regional Vice President                               None



       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

SF     N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Timothy J. Wilson                        Vice President                                        None
       113 Farmview Place
       Venetia, PA  15367



                                     The Growth Fund of America, Inc. -- C-14




(b)                 (1)                                       (2)                                      (3)
B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Piper Lane
       Tustin, CA  92782



----------
L Business Address, 333 South Hope Street, Los Angeles, CA 90071 LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025 B Business Address, 135 South State College Boulevard, Brea, CA 92821 S Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251 SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016 H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513 I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None

Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071 and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101.


                                     The Growth Fund of America, Inc. -- C-15

Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a

                                     The Growth Fund of America, Inc. -- C-16

                                               SIGNATURE OF REGISTRANT

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 25th day of October, 2002.

         THE GROWTH FUND OF AMERICA, INC.

         By       /s/ Patrick F. Quan
                  -----------------------------------------------------
                  Patrick F. Quan, Secretary
ATTEST:

/s/ Miranda Heineman
Miranda Heineman

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on October 25, 2002 by the following persons in the capacities indicated.



           Signature                                                             Title

(1)        Principal Executive Officer:

           /s/ James E. Drasdo                                                   President and Director
           -----------------------------------------------------
           (James E. Drasdo)

(2)        Principal Financial Officer and Principal Accounting Officer:

           /s/ Sheryl F. Johnson                                                 Treasurer
           -----------------------------------------------------
           (Sheryl F. Johnson)

(3)        Directors:

           Guilford C. Babcock*                                                  Director
           Robert A. Fox*                                                        Director
           Leonade D. Jones*                                                     Director
           John G. McDonald*                                                     Director
           Gail L. Neale*                                                        Director
           Henry E. Riggs*                                                       Director

           /s/ James F. Rothenberg                                               Chairman of the Board
           (James F. Rothenberg)

           Patricia K. Woolf*                                                    Director



*By      /s/ Patrick F. Quan
         Patrick F. Quan, Attorney-in-Fact

         Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

              /s/ Kristine M. Nishiyama
              --------------------------------------------------------------
              Kristine M. Nishiyama, Counsel